As filed with the Securities and Exchange Commission on July 17, 2026

Securities Act File No. 333-[ ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Michael G. Clarke c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210

(Name and Address of Agents for Service)

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class Inst, Class Inst2, Class Inst3, Class R and Class S Shares of Beneficial Interest, no par value, of Columbia Cornerstone Growth Fund, a series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on August 17, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

COLUMBIA FUNDS SERIES TRUST I

Columbia Select Large Cap Growth Fund

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Growth Opportunity Fund

290 Congress Street

Boston, MA 02210

1-800-345-6611

www.columbiathreadneedleus.com

August 17, 2026

Dear Shareholder:

I am writing to inform you about a transaction that will affect your investment in one or both of Columbia Select Large Cap Growth Fund and Columbia Large Cap Growth Opportunity Fund (each, a “Target Fund” and collectively, the “Target Funds”).

You are receiving this combined Information Statement and Prospectus (the “Combined Information Statement/Prospectus”) because you own shares in a Target Fund. Columbia Select Large Cap Growth Fund is a series of Columbia Funds Series Trust I (“CFST I”) and Columbia Large Cap Growth Opportunity Fund is a series of Columbia Funds Series Trust (“CFST”). Both Target Funds are managed by Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”). We are pleased to inform you of the planned merger of each Target Fund with and into another large-cap mutual fund managed by Columbia Threadneedle.

Pursuant to an Agreement and Plan of Reorganization (the “Agreement”), each Target Fund will be reorganized with and into Columbia Cornerstone Growth Fund (the “Acquiring Fund”), which is a series of CFST I (each, a “Reorganization”, and collectively, the “Reorganizations”). The Acquiring Fund has substantially the same investment objective and similar investment strategies, and the same portfolio managers, as each Target Fund.

Target Fund		Acquiring Fund

Columbia Select Large Cap Growth Fund	→	Columbia Cornerstone Growth Fund

Columbia Large Cap Growth Opportunity Fund	→	Columbia Cornerstone Growth Fund

The Agreement, which is by and among CFST I and CFST, on behalf of the respective Target Fund, CFST I, on behalf of the Acquiring Fund, and Columbia Threadneedle (solely with respect to Sections 5.3, 7.3, 10.2 and 13.2), provides for: (i) the acquisition of the assets and assumption of the liabilities and obligations of each Target Fund by the Acquiring Fund in exchange for shares of such Acquiring Fund (“Acquisition Shares”) of equal value to the net assets of the Target Fund being acquired; (ii) the pro rata distribution of such shares to the shareholders of each Target Fund, and (iii) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Agreement. The Agreement has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which the Combined Information Statement/Prospectus is a part.

In connection with the Reorganizations, shareholders will receive shares of the Acquiring Fund equal in value to their investment in the Target Fund.

After careful consideration, the Boards of Trustees of CFST I and CFST (together, the “Board”) has unanimously approved each Reorganization based on its determination that the Reorganization is in the best interest of Target Fund shareholders. Expected benefits of each Reorganization include that the operating expenses borne by shareholders of each class of shares of each Target Fund are expected to decrease as a result of the Reorganization.

Each Reorganization is currently expected to occur on or about November 23, 2026, though either or both Reorganizations may be delayed.

Neither Reorganization requires shareholder approval. The Combined Information Statement/Prospectus is for informational purposes only, and you do not need to do anything in response to receiving it. We are not asking you for a proxy (i.e., voting instructions), and you are requested not to send a proxy. Details regarding the terms of each Reorganization, including its potential benefits and costs to shareholders, are discussed in the Combined Information Statement/Prospectus, which we urge you to review carefully. Please read this Combined Information Statement/Prospectus and keep it for future reference.

If you sell your shares or are otherwise no longer a shareholder of either Target Fund as of the closing date, the Reorganizations will not impact you. If you have questions, please call 800-345-6611.

Sincerely,

Michael G. Clarke, President

Columbia Funds Series Trust I

Columbia Funds Series Trust

COLUMBIA FUNDS SERIES TRUST I

Columbia Select Large Cap Growth Fund

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Growth Opportunity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

August 17, 2026

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”) has recommended, and the Board of Trustees of each of Columbia Select Large Cap Growth Fund and Columbia Large Cap Growth Opportunity Fund (each, a “Target Fund”) has approved, the reorganizations of each Target Fund with and into Columbia Cornerstone Growth Fund (the “Acquiring Fund”). Both Target Funds and the Acquiring Fund are managed by Columbia Threadneedle. The Target Funds and the Acquiring Fund are each referred to individually as a “Fund” and collectively as the “Funds.” No shareholder approval is required to effect the reorganizations of the Target Funds into the Acquiring Fund (each, a “Reorganization” and collectively, the “Reorganizations”), which are scheduled to be completed on or about November 23, 2026.

This is a brief overview of the Reorganization of each Target Fund into the Acquiring Fund. We encourage you to read the full text of the enclosed Combined Information Statement/Prospectus to obtain detailed information with respect to the Reorganizations of the Target Funds. THE FUND IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUND WITH RESPECT TO THE REORGANIZATION.

Q: What information is included in the Combined Information Statement/Prospectus?

The enclosed Combined Information Statement/Prospectus provides information about the Reorganization of each Target Fund, and information about the shares that you will receive as a result of the relevant Reorganization. Although the Combined Information Statement/Prospectus includes information that you should review and keep for future reference, it is not a solicitation of a proxy from you.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to an acquiring fund in exchange for shares of such acquiring fund and the assumption by the acquiring fund of all liabilities and obligations of the target fund. Once completed, shareholders of the fund being reorganized (i.e., the target fund) will hold shares of the acquiring fund, and the target fund thereafter is typically dissolved, which will be the case for the Target Funds.

Q: Which Funds will be involved in the Reorganizations?

The Combined Information Statement/Prospectus provides information about the Reorganization of each Target Fund into the Acquiring Fund, as noted in the table below:

Target Fund		Acquiring Fund

Columbia Select Large Cap Growth Fund	→	Columbia Cornerstone Growth Fund
Columbia Large Cap Growth Opportunity Fund	→	Columbia Cornerstone Growth Fund

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Q: Do I need to take any action in connection with the Reorganizations?

No. In accordance with each Fund’s Agreement and Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Reorganizations may be effected without the approval of Fund shareholders. Your shares in a Target Fund will automatically be converted into shares of the Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganizations. The aggregate net asset value (the “NAV”) of the Acquiring Fund shares you receive in the applicable Reorganization will be equal to the aggregate NAV of the shares you own in the Target Fund immediately prior to the Reorganization. If you sell your shares or are otherwise no longer a shareholder of either Target Fund as of the closing, the Reorganization will not impact you.

Q: Why did Columbia Threadneedle propose the Reorganizations?

Columbia Threadneedle proposed each Reorganization because it believes that each Reorganization is in the best interests of shareholders of each Target Fund and the Acquiring Fund. Columbia Threadneedle believes that reorganizing each Target Fund will enable shareholders of the Target Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue substantially the same investment objective and similar principal investment strategies. In addition, there is significant portfolio overlap between each Target Fund and the Acquiring Fund. Operating expenses borne by shareholders of each class of shares of each Target Fund are expected to decrease as a result of the Reorganization. In addition, the Acquiring Fund has outperformed each Target Fund over the short- and longer-term, recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization.

See “Will there be any changes to my fees and expenses as a result of the Reorganizations?” below.

Q: What will happen if the Reorganization occurs?

If the closing conditions of a Reorganization under the Agreement are satisfied or waived, then shareholders of the applicable Target Fund will become shareholders of the Acquiring Fund on or about November 23, 2026 (the “Closing Date”) and will no longer be shareholders of such Target Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of their holdings in the relevant class of the Target Fund.

In particular, the Agreement provides that (1) the assets of the Target Fund will be acquired by the Acquiring Fund and the liabilities and obligations of the Target Fund will be assumed by the Acquiring Fund in exchange for Acquisition Shares of equal value to the net assets attributable to each class of the Target Fund being acquired; and (2) the Acquisition Shares received by the Target Fund in the exchange will then be distributed pro rata to shareholders of the Target Funds. After the Acquisition Shares are distributed to Target Fund shareholders, the Target Fund will be liquidated.

Q: Have the Target Funds’ Boards approved the Reorganizations?

Yes, the Boards of Trustees of each of Columbia Funds Series Trust I (“CFST I”) and Columbia Funds Series Trust (“CFST”) (together, the “Board”) has approved each Reorganization because it believes that it is in the best interests of the Target Fund shareholders. At a meeting held in June 2026, the Board carefully reviewed the terms of each Reorganization and unanimously approved an Agreement and Plan of Reorganization with respect to each Target Fund (the “Agreement”). For the reasons set forth in the “Board Considerations” section of the Combined Information Statement/Prospectus, the Board, including the Trustees who are not “interested persons” as defined in the 1940 Act, of CFST I and CFST, have determined, respectively, that participation in each Reorganization is in the best interests of each Target Fund. The Board also concluded that no dilution in value would result to the shareholders of a Target Fund as a result of the Reorganizations.

Q: How will the Reorganization affect me as a shareholder?

If a Reorganization is completed, you will cease to be a shareholder of the applicable Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, Target Fund shareholders will own shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the relevant class of shares of the Target Fund that were owned when the Reorganization happened.

Q: Will the portfolio managers of my fund change as a result of the Reorganizations?

No. Columbia Threadneedle is the investment manager for each of the Funds and the Funds share the same portfolio managers. The portfolio managers of the Acquiring Fund are expected to continue managing the Acquiring Fund following the Reorganizations.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

No. Account-level features and options such as dividend distributions, dividend diversification, automatic investment plans, systematic withdrawals and dollar cost averaging currently set up with the Target Funds for the Target Fund account will automatically carry over from accounts in each Target Fund to accounts in the Acquiring Fund. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

Q: Who will bear the expenses of the Reorganizations?

You will not pay any sales charges in connection with receiving Acquisition Shares issued in the Reorganization. Under the Agreement, the expenses of the Reorganization are expected to be borne by each Target Fund to the extent that such expenses (other than costs of repositioning the Target Fund’s portfolio) do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization, if the Reorganization is consummated. Any amounts in excess of this limit will be borne by Columbia Threadneedle. If the Reorganization does not occur, Columbia Threadneedle will bear all expenses associated with the Reorganization.

Q: Will there be any costs associated with portfolio repositioning?

Yes, but they are expected to be minimal, if any, because there is significant portfolio overlap between each Target Fund and the Acquiring Fund. If the Reorganization had occurred as of March 31, 2026, it is estimated that (i) approximately 10% of Columbia Select Large Cap Growth Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne maximum transaction costs of 0.10% of the Target Fund’s assets under management and (ii) approximately 1% of Columbia Large Cap Growth Opportunity Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne maximum transaction costs of 0.10% of the assets under management of the Target Fund attributable to the portion of the portfolio requiring realignment. The actual transaction costs will vary based on the degree of portfolio overlap between each Target Fund and the Acquiring Fund at the time of the Reorganization and on market conditions at the time of sale. See the section of the enclosed Combined Information Statement/Prospectus titled “Section A – The Reorganizations – Summary – Fees and Expenses” for additional information regarding the Target Fund’s portfolio repositioning.

Q: What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not recognize gain or loss as a direct result of the applicable Reorganization and the Target Fund will not recognize gain or loss as a direct result of the applicable Reorganization. A portion of the portfolio assets of each Target Fund may be sold by the Acquiring Fund following the applicable Reorganization. However, brokerage and portfolio transaction costs are expected to be minimal, if any, as there is approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. Any such sales will cause the Acquiring Fund to incur transaction costs and may result in a taxable distribution to shareholders. Additionally, because each Reorganization will end the tax year of each Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, income and capital gains resulting from portfolio turnover prior to consummation of the applicable Reorganization. For more detail, see the section of the Combined Information Statement/Prospectus entitled “Section A – The Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.”

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

It is expected that, following the Reorganizations, the expenses borne by Target Fund shareholders as shareholders of the Acquiring Fund will decrease as described in the Combined Information Statement/Prospectus under “Section A – The Reorganizations – Synopsis – Comparison of Fees and Expenses.”

Q: What is the anticipated timing of the Reorganizations?

The Reorganizations are currently expected to be completed on or about November 23, 2026.

Q: Are the Reorganizations contingent upon each other?

No. Each Reorganization is independent of the other. Whether one Reorganization is consummated will have no effect on the other Reorganization.

Q: Whom should I call if I have questions?

If you have questions about the Reorganizations described in the Combined Information Statement/Prospectus, please call 800-345-6611. Shareholders of a Target Fund for which a Reorganization is effected, within 60 days following the completion of its fiscal year or half year, may call 800-345-6611 to request, at no charge, a copy of each Target Fund’s final report to shareholders for that period.

The information contained in this Combined Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 17, 2026

COLUMBIA FUNDS SERIES TRUST I

Columbia Select Large Cap Growth Fund

COLUMBIA FUNDS SERIES TRUST

Columbia Large Cap Growth Opportunity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated August 17, 2026

This document is an information statement for Columbia Select Large Cap Growth Fund and Columbia Large Cap Growth Opportunity Fund (each a “Target Fund” and collectively, the “Target Funds”) and a prospectus for Columbia Cornerstone Growth Fund (the “Acquiring Fund”). The mailing address and telephone number of the Target Funds and the Acquiring Fund (each, a “Fund” and collectively, the “Funds”) is c/o Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 and 800-345-6611. The principal offices of the Funds are located at 290 Congress Street, Boston, Massachusetts 02210. This Information Statement/Prospectus contains information you should know about the reorganizations (the “Reorganizations”), with respect to each Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

This Combined Information Statement/Prospectus is being mailed on or about September 17, 2026.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. In accordance with the Target Funds’ Agreement and Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended, (the “1940 Act”)), the Reorganizations have been approved by the Board of Trustees of each Fund and both will be effected without the approval of shareholders.

Each of the Funds is a registered open-end management investment company (or a series thereof).

Where to Get More Information

This Combined Information Statement/Prospectus includes information about the Agreement and the Acquiring Fund. You should retain this Combined Information Statement/Prospectus for future reference. Additional information about the Target Funds, the Acquiring Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents, which are incorporated into this Combined Information Statement/Prospectus by reference:

•	the prospectus of CFST I on behalf of Columbia Select Large Cap Growth Fund dated August 1, 2025, as supplemented and amended to date (File No. 811-04367; SEC Accession No.: 0001193125-25-164858);

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the statement of additional information of CFST I on behalf of Columbia Select Large Cap Growth Fund dated July 1, 2026, as supplemented and amended to date (File No. 811-04367; SEC Accession No.: 0001193125-26-282085)

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•	the prospectus of CFST on behalf of Columbia Large Cap Growth Opportunity Fund dated July 1, 2026, as supplemented and amended to date (File No. 811-09645; SEC Accession No.: 0001193125-26-281965);

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the statement of additional information of CFST on behalf of Columbia Large Cap Growth Opportunity Fund dated July 1, 2026, as supplemented and amended to date (File No. 811-09645; SEC Accession No.: 0001193125-26-281965);

•	the audited financial statements and other information of Columbia Select Large Cap Growth Fund filed on Form N-CSR for the fiscal year ended March 31, 2026;

•	the audited financial statements and other information of Columbia Large Cap Growth Opportunity Fund filed on Form N-CSR for the fiscal year ended February 28, 2026; and

•	a statement of additional information (“SAI”) relating to the Reorganization (the “Reorganization SAI”), dated August 17, 2026.

For a free copy of any of the documents listed above and/or to ask questions about this Combined Information Statement/Prospectus, please call 800-345-6611 or write to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SECTION A – THE REORGANIZATIONS

The following information describes the reorganizations of Columbia Select Large Cap Growth Fund and Columbia Large Cap Growth Opportunity Fund (each, a “Target Fund”) with and into Columbia Cornerstone Growth Fund (the “Acquiring Fund”). Each Target Fund and the Acquiring Fund are referred to individually as a “Fund” and collectively as the “Funds.”

SUMMARY

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle” or the “Investment Manager”) has recommended, and the Board of Trustees of each Target Fund (the “Board”) has approved, the reorganization of the Target Funds with and into the Acquiring Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Both Target Funds and the Acquiring Fund are managed by Columbia Threadneedle. No shareholder approval is required to effect the Reorganizations, which are scheduled to be completed on or about November 23, 2026.

This Combined Information Statement/Prospectus provides information about the Reorganizations of the Target Funds with and into the Acquiring Fund. The following is a summary of the Reorganizations. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

How The Reorganizations Will Work

•

Pursuant to an Agreement and Plan of Reorganization (the “Agreement”), each Target Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquisition Shares”) and the Acquiring Fund’s assumption of all obligations and liabilities of each Target Fund. Immediately after the closing, each Target Fund will liquidate and distribute pro rata to shareholders of record of each class of its shares the Acquisition Shares of the corresponding class of shares received by each Target Fund.

•

The Acquiring Fund will issue Acquisition Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from each Target Fund, net of liabilities and any expenses of the Reorganizations payable by the Target Funds. Acquisition Shares of each class of shares of the Acquiring Fund will be distributed to the shareholders of the corresponding class of shares of each Target Fund in proportion to their holdings of such class of the Target Fund. Shareholders of each Target Fund will receive the same class of shares of the Acquiring Fund as they own in the Target Fund at the time of the applicable Reorganization. For example, holders of Class A shares of a Target Fund will receive Class A shares of the Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Target Fund Class A shares. While the aggregate net asset value of your shares will not change as a result of the Reorganizations, the number of shares you hold may differ based on each Fund’s net asset value.

•

The completion of one Reorganization is not contingent on the completion of the other. A portion of the portfolio assets of a Target Fund transferred to the Acquiring Fund may be sold by the Acquiring Fund after the Reorganization. However, brokerage and portfolio transaction costs are expected to be minimal, if any, as there is approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. See the section of the Combined Information Statement/Prospectus entitled “Section A – The Reorganizations – Synopsis –Comparison of Fees and Expenses – Portfolio Turnover” with respect to the Reorganizations.

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Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not recognize gain or loss as a direct result of the Reorganizations and a Target Fund will not recognize gain or loss as a direct result of the Reorganization. A portion of the portfolio assets of a Target Fund may be sold by the Acquiring Fund following the Reorganization. However, brokerage and portfolio transaction costs are expected to be minimal, if any, as there is approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. Additionally, because each Reorganization will end the tax year of each Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, income and capital gains resulting from portfolio turnover prior to consummation of the Reorganization. For more detail, see the section of the Combined Information Statement/Prospectus entitled “Section A – The Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.”

•

As part of the Reorganizations, systematic transactions (such as bank authorizations and systematic payouts) currently set up with the Target Funds for the Target Fund account will be transferred to your new Acquiring Fund account. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

•

Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in connection with the Reorganizations. Sales charges will apply to subsequent purchases unless a sales charge waiver applies.

•	After a Reorganization is completed, Target Fund shareholders will be shareholders of the same class of shares of the Acquiring Fund and each Target Fund will be dissolved.

U.S. Federal Income Tax Consequences

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless each Target Fund and the Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes, as described in more detail in the section entitled “Section A – The Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by either Target Fund or its shareholders as a direct result of its Reorganization. A portion of the portfolio assets of a Target Fund may be sold by the Acquiring Fund after the Reorganization. However, brokerage and portfolio transaction costs are expected to be minimal, if any, as there is approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. The actual tax effect of any such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Acquiring Fund in such assets and the holding period of such assets. Capital gains recognized in all such sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because the Reorganizations will end the tax year of each Target Fund, it will accelerate distributions to shareholders from the Target Funds for their tax years ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, income and capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to the Reorganization, a shareholder may redeem shares of a Target Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds

Target Fund shares in a tax-advantaged account, distributions and redemption proceeds with respect to those shares will not be currently taxable to the shareholder if those amounts remain in the tax-advantaged account.

A Target Fund shareholder’s aggregate tax basis in the Acquisition Shares received is expected to carry over from the shareholder’s Target Fund shares, and a Target Fund shareholder’s holding period in the Acquisition Shares is expected to include the shareholder’s holding period in the Target Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Section A – The Reorganizations – U.S. Federal Income Tax Status of the Reorganizations.” For more information regarding repositioning costs, see the section captioned “portfolio turnover” within the synopsis for the Reorganizations.

Costs of the Reorganizations

Under the Agreement, each Target Fund’s expenses of the Reorganization are expected to be borne by the Target Fund to the extent that such expenses (other than costs of repositioning the Target Fund’s portfolio) do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization, if the Reorganization is consummated. Any amounts in excess of this limit will be borne by Columbia Threadneedle. If the Reorganization does not occur, Columbia Threadneedle will bear all expenses associated with the Reorganization.

Brokerage and other portfolio transaction costs are expected to be minimal, if any, because of the significant degree of portfolio overlap between the Target Funds and the Acquiring Fund. If the Reorganization had occurred as of March 31, 2026, it is estimated that (i) approximately 10% of Columbia Select Large Cap Growth Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne a maximum of 0.10% of the Target Fund’s assets under management in transaction costs and (ii) approximately 1% of Columbia Large Cap Growth Opportunity Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne a maximum of 0.10% of the assets under management of the Target Fund attributable to the portion of the portfolio requiring realignment. The actual transaction costs will vary based on the degree of portfolio overlap between each Target Fund and the Acquiring Fund at the time of the Reorganization and on market conditions at the time of sale, if any. See “Section A – The Reorganizations – Synopsis – Comparison of Fees and Expenses.”

SYNOPSIS OF THE REORGANIZATIONS: COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUND

Comparison of the Target Funds and the Acquiring Fund – Significant Considerations

•	Each Target Fund and the Acquiring Fund have substantially the same investment objectives, similar investment strategies, and the same portfolio managers.

•

The Funds have a similar risk profile, with similar principal risks associated with investments in the Acquiring Fund and the Target Funds; these risks include active management risk, depositary receipts risk, foreign securities risk, growth securities risk, issuer risk, large-cap stock risk, market risk, and sector risk, as discussed in more detail below.

•

The Funds have the same policies for buying and selling shares and the same distribution and exchange rights, though their distribution schedules are different. Please see “Section B –Additional Information Applicable to the Acquiring Fund” for a description of these policies for the Acquiring Fund.

•

Columbia Select Large Cap Growth Fund has a fiscal year end March 31, Columbia Large Cap Growth Opportunity Fund has a fiscal year end February 28/29 and the Acquiring Fund has a fiscal year end July 31.

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Columbia Select Large Cap Growth Fund and the Acquiring Fund are structured as series of the same open-end management investment company organized as a Massachusetts business trust. Columbia Large Cap Growth Opportunity Fund is a series of separate open-end management investment company organized as a Delaware statutory trust. The differences between Massachusetts business trusts and Delaware statutory trusts are minimal. A primary difference is that shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, while shareholders of a Delaware statutory trust are not personally liable for the obligations of the trust solely by reason of their status as shareholders. However, the Acquiring Fund’s Declaration of Trust disclaims any power to bind a shareholder personally or require payment beyond amounts the shareholder personally agrees to pay, and directs that all persons with claims against the trust look solely to trust assets for payment. Each Fund’s Declaration of Trust provides that if a shareholder nonetheless has personal liability solely by reason of being a shareholder, the shareholder will be entitled to indemnification out of the Fund’s assets. Please see Exhibit B to this Combined Information Statement/Prospectus for more information regarding the rights of shareholders and how the Funds’ organizational documents compare.

•	The Funds have the same investment manager, Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of a Fund. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the “Distributor”). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class – Reductions/Waivers of Sales Charges section of each Fund’s prospectus, Appendix A to each Fund’s prospectus and Appendix S to each Fund’s SAI.

The information in the table reflects the fees and expenses for each Fund for its most recently completed fiscal year (March 31, 2026 for Columbia Select Large Cap Growth Fund, February 28, 2026 for Columbia Large Cap Growth Opportunity Fund, and July 31, 2025 for the Acquiring Fund and the pro forma projected expenses for the twelve months ended January 31, 2026, for the combined Fund following the Reorganizations.

Actual fees and expenses of the combined Fund will be based on the Fund’s asset levels following the Reorganizations. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class Inst	Class Inst2	Class Inst3	Class R	Class S

All Funds (Current and Pro Forma)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00%(a)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Inst	Class Inst2	Class Inst3	Class R	Class S

Columbia Select Large Cap Growth Fund (Current)
Management fees(b)	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses(c)	0.15%	0.15%	0.10%	0.05%	0.15%	0.15%
Total annual Fund operating(d)	1.17%	0.92%	0.87%	0.82%	1.42%	0.92%
Less: Fee waivers and/or expense reimbursements(e)	(0.16)%	(0.16)%	(0.17)%	(0.17)%	(0.16)%	(0.16)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.01%	0.76%	0.70%	0.65%	1.26%	0.76%

Columbia Large Cap Growth Opportunity Fund (Current)
Management fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses	0.14%	0.14%	0.08%	0.04%	0.14%	0.14%
Total annual Fund operating expenses(d)	1.12%	0.87%	0.81%	0.77%	1.37%	0.87%
Less: Fee waivers and/or expense reimbursements(f)	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.01%	0.76%	0.70%	0.66%	1.26%	0.76%

Acquiring Fund (Current)(g)
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses	0.08%	0.08%	0.06%	0.01%	0.08%	0.08%
Total annual Fund operating(d)	0.97%	0.72%	0.70%	0.65%	1.22%	0.72%

Acquiring Fund (Pro Forma 1)(h)
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses	0.08%	0.08%	0.06%	0.01%	0.08%	0.08%
Total annual Fund operating(d)	0.96%	0.71%	0.69%	0.64%	1.21%	0.71%

Acquiring Fund (Pro Forma 2)(i)
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses	0.09%	0.09%	0.06%	0.01%	0.09%	0.09%
Total annual Fund operating(d)	0.96%	0.71%	0.68%	0.63%	1.21%	0.71%

	Class A	Class Inst	Class Inst2	Class Inst3	Class R	Class S

Acquiring Fund (Pro Forma 3)(j)
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%	0.00%
Other expenses	0.09%	0.09%	0.06%	0.01%	0.09%	0.09%
Total annual Fund operating(d)	0.96%	0.71%	0.68%	0.63%	1.21%	0.71%

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	Management fees have been restated to reflect current fees based on current asset levels.
(c)	Other expenses have been restated to reflect current fees paid by the Fund.
(d)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus (Exhibit A) because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(e)

Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through July 31, 2027, unless sooner terminated at the sole discretion of the Board. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class A, 0.76% for Class Inst, 0.70% for Class Inst2, 0.65% for Class Inst3, 1.26% for Class R and 0.76% for Class S. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.

(f)

Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2027, unless sooner terminated at the sole discretion of the Board. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class A, 0.76% for Class Inst, 0.70% for Class Inst2, 0.66% for Class Inst3, 1.26% for Class R and 0.76% for Class S. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.

(g)

The Acquiring Fund also offers Class C shares that carry no front-end sales charge (load) but carry a maximum deferred sales charge (load) imposed on redemptions within 12 months after purchase, with certain limited exceptions. The Acquiring Fund’s Class C shareholders pay annual management fees of 0.64%, distribution and/or service (12b-1) fees of 1.00% and other expenses of 0.08%, for an annual total expense ratio of 1.72% of the average net assets of the Fund.

(h)	Assumes completion of only Columbia Select Large Cap Growth Fund Reorganization.
(i)	Assumes completion of only Columbia Large Cap Growth Opportunity Fund Reorganization.
(j)	Assumes completion of both Reorganizations.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem or sell all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include a contractual fee waiver/expense reimbursement arrangement only for Columbia Select Large Cap Growth Fund (Current) and Columbia Large

Cap Growth Opportunity Fund (Current) and only for the 1 Year example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Columbia Select Large Cap Growth Fund (Current)
Class A (whether or not shares are redeemed)	$672	$910	$1,167	$1,900
Class Inst (whether or not shares are redeemed)	$78	$277	$494	$1,117
Class Inst2 (whether or not shares are redeemed)	$72	$261	$466	$1,057
Class Inst3 (whether or not shares are redeemed)	$66	$245	$438	$998
Class R (whether or not shares are redeemed)	$128	$434	$761	$1,688
Class S (whether or not shares are redeemed)	$78	$277	$494	$1,117

Columbia Large Cap Growth Opportunity Fund (Current)
Class A (whether or not shares are redeemed)	$672	$900	$1,146	$1,851
Class Inst (whether or not shares are redeemed)	$78	$267	$471	$1,062
Class Inst2 (whether or not shares are redeemed)	$72	$248	$439	$991
Class Inst3 (whether or not shares are redeemed)	$67	$235	$417	$944
Class R (whether or not shares are redeemed)	$128	$423	$739	$1,637
Class S (whether or not shares are redeemed)	$78	$267	$471	$1,062

Acquiring Fund (Current)
Class A (whether or not shares are redeemed)	$668	$866	$1,080	$1,696
Class Inst (whether or not shares are redeemed)	$74	$230	$401	$894
Class Inst2 (whether or not shares are redeemed)	$72	$224	$390	$871
Class Inst3 (whether or not shares are redeemed)	$66	$208	$362	$810
Class R (whether or not shares are redeemed)	$124	$387	$670	$1,477
Class S (whether or not shares are redeemed)	$74	$230	$401	$894

Acquiring Fund (Pro Forma 1)(a)
Class A (whether or not shares are redeemed)	$667	$863	$1,075	$1,685
Class Inst (whether or not shares are redeemed)	$73	$227	$395	$883
Class Inst2 (whether or not shares are redeemed)	$70	$221	$384	$859
Class Inst3 (whether or not shares are redeemed)	$65	$205	$357	$798
Class R (whether or not shares are redeemed)	$123	$384	$665	$1,466
Class S (whether or not shares are redeemed)	$73	$227	$395	$883

Acquiring Fund (Pro Forma 2)(b)
Class A (whether or not shares are redeemed)	$667	$863	$1,075	$1,685
Class Inst (whether or not shares are redeemed)	$73	$227	$395	$883
Class Inst2 (whether or not shares are redeemed)	$69	$218	$379	$847
Class Inst3 (whether or not shares are redeemed)	$64	$202	$351	$786
Class R (whether or not shares are redeemed)	$123	$384	$665	$1,466
Class S (whether or not shares are redeemed)	$73	$227	$395	$883

Acquiring Fund (Pro Forma 3)(c)
Class A (whether or not shares are redeemed)	$667	$863	$1,075	$1,685
Class Inst (whether or not shares are redeemed)	$73	$227	$395	$883
Class Inst2 (whether or not shares are redeemed)	$69	$218	$379	$847
Class Inst3 (whether or not shares are redeemed)	$64	$202	$351	$786
Class R (whether or not shares are redeemed)	$123	$384	$665	$1,466
Class S (whether or not shares are redeemed)	$73	$227	$395	$883

(a)	Assumes completion of only Columbia Select Large Cap Growth Fund Reorganization.
(b)	Assumes completion of only Columbia Large Cap Growth Opportunity Fund Reorganization.
(c)	Assumes completion of both Reorganizations.

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During each Fund’s most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Select Large Cap Growth Fund	39%
Columbia Large Cap Growth Opportunity Fund	53%
Acquiring Fund	48%

There is no material additional portfolio turnover impact expected following completion of the Reorganization. As of March 31, 2026, there was approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. If the Reorganization had occurred as of March 31, 2026, it is estimated that (i) approximately 10% of Columbia Select Large Cap Growth Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne a maximum of 0.10% of the Target Fund’s assets under management in transaction costs and (ii) approximately 1% of Columbia Large Cap Growth Opportunity Fund’s investment portfolio would have been sold by the Acquiring Fund and the Acquiring Fund would have borne a maximum of 0.10% of the assets under management of the Target Fund attributable to the portion of the portfolio requiring realignment. The actual transaction costs, if any, will vary based on the degree of portfolio overlap between the Target Funds and the Acquiring Fund at the time of the Reorganizations.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs, if any, will depend on market conditions at the time of sale, if any, and may vary from the information shown.

Comparison of Investment Objectives, Principal Investment Strategies, and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Funds and the Acquiring Fund are set forth in the table below. Each Fund’s investment objective and non-fundamental investment policies (including its principal and additional investment strategies) can be changed by the Board without shareholder approval. There is no assurance that a Fund’s investment objective will be achieved.

The Funds share substantially the same investment objective: Columbia Select Large Cap Growth Fund and the Acquiring Fund seek long-term capital appreciation while Columbia Large Cap Growth Opportunity Fund seeks long-term growth of capital. Columbia Select Large Cap Growth Fund and the Acquiring Fund have similar principal investment strategies, except that Columbia Select Large Cap Growth Fund may emphasize the consumer discretionary sector and the Acquiring Fund may invest up to 20% of its total assets in foreign companies whereas Columbia Select Large Cap Growth Fund’s investments in foreign securities are not limited. Columbia Select Large Cap Growth Fund, unlike Columbia Large Cap Growth Opportunity Fund, employs a focused portfolio investing style which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

As of March 31, 2026, approximately 4% of the portfolio of Columbia Select Large Cap Growth Fund was invested in foreign companies, approximately 2% of the portfolio of Columbia Large Cap Growth Opportunity Fund was invested in foreign securities and approximately 2% of the portfolio of the Acquiring Fund was invested in foreign companies.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Investment Objective	The Fund seeks long-term capital appreciation.	The Fund seeks long-term growth of capital.	The Fund seeks long-term capital appreciation.
Principal Investment Strategy and 80% Policies	[Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index). The market capitalization range of the companies included within the Capitalization Index was $776.8 million and $4.8 trillion as of June 30, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers’ Estimate System (I/B/E/S) medium-term growth forecast	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index), which ranged between $81.5 million and $5.1 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $133.5 million and $4.9 trillion as of October 31, 2025). The market capitalization range and composition of companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have long-term competitive advantages and have the potential for sustainable, above-average, revenue and earnings growth.

The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund

(two year) than the median ranked stock within the company’s Global Industry Classification Standard (GICS) sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium-term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years].

The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund may at times emphasize one or more sectors in selecting its investments, including the consumer discretionary and information technology sectors.

higher Institutional Brokers’ Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.

The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

Foreign Securities		Up to 20% of the Fund’s total assets may be invested in foreign securities.	Up to 20% of the Fund’s total assets may be invested in foreign securities.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Diversification	The Fund is diversified.	The Fund is diversified.	The Fund is diversified.
Purchasing Securities of Any One Issuer		The Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.
Selling Securities Short	The Fund may not sell securities short.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Illiquid Investments	The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.	The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.	The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Investments in Other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Additional Information About the Funds’ Principal Investment Strategies

In selecting investments Columbia Threadneedle employs fundamental analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio. Columbia Threadneedle considers, among other factors:

•	overall economic and market conditions; and

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

For Columbia Large Cap Growth Opportunity Fund only, Columbia Threadneedle also considers in selecting an investment its environmental, social, and corporate governance (ESG) policies.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Policies

Each Fund has adopted certain fundamental investment restrictions. As described in the section of the Combined Information Statement/Prospectus entitled “Section A – The Reorganizations – Board Considerations,” one of the factors considered by the Board in approving the Reorganizations was that the fundamental investment restrictions of the Target Funds and Acquiring Fund do not differ materially. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

A Fund’s fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Investing in Real Estate	The Fund may not purchase or sell real estate, except that the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate and (ii) purchase securities which are secured by real estate or interests in real estate.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Investing in Commodities	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs and (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Issuer Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
	industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Underwriting	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.
Borrowing Money	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Policy	Columbia Select Large Cap Growth Fund	Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Issuing Senior Securities	The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

A comparison of the principal risks of investing in the Target Funds and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The principal risks associated with investments in the Acquiring Fund and the Target Funds are substantially similar. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Acquiring Fund is subject to the principal risks described in “Section B – Additional Information Applicable to the Acquiring Fund” below. The Target Funds are subject to each of the principal risks described below.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Select Large Cap Growth Fund		Columbia Large Cap Growth Opportunity Fund	Acquiring Fund
Active Management Risk	X		X	X
Convertible Securities Risk			X	X
Depositary Receipts Risk	X		X	X
Equity Securities Risk	[X	]	X	X
Focused Portfolio Risk	X
Foreign Securities Risk	X		X	X
Growth Securities Risk	X		X	X
Issuer Risk	X		X	X
Large-Cap Stock Risk	X		X	X
Market Risk	X		X	X
Sector Risk	X		X	X
Consumer Discretionary Sector Risk	X
Information Technology Sector Risk	X		X	X

Comparison of Management of the Funds

Columbia Threadneedle serves as the investment manager for each of the Target Funds and the Acquiring Fund. The Funds obtain investment management services according to terms of advisory agreements that do not differ materially. The table below shows the current contractual management fee schedule for each Fund.

Assets	Fee
Up to $500 million	0.770%
$500 million to $1 billion	0.720%
$1 billion to $1.5 billion	0.670%
$1.5 billion to $3 billion	0.620%
$3 billion to $6 billion	0.600%
$6 billion to $12 billion	0.580%
$12 billion and over	0.570%

The Target Funds and the Acquiring Fund are each governed by the same Board, which is responsible for overseeing the Fund’s policies and activities. ‘For a listing of the members comprising the Board, please refer to the Statement of Additional Information for the Funds.

The Funds have the same portfolio management teams. “Section B – Additional Information Applicable to the Acquiring Fund” below describes the professional history of the portfolio managers of the Funds. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns for the periods shown with a broad measure of market performance.

Except for differences in fees and expenses, all share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities. Share classes with expenses that are higher than Class A shares will have lower performance.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund Shares.

Past performance (before and after taxes) is no guarantee of how a Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Target Fund – Columbia Select Large Cap Growth Fund

CLASS A SHARE PERFORMANCE

Columbia Select Large Cap Growth Fund
Class A - Annual Total Returns (calendar years 2016-2025)
60%
40%
20%
0%
-20%
-40%
-8.74%
35.13%
-5.35%
37.49%
47.44%
8.90%
-32.15%
38.91%
15.69%
10.66%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

During the periods shown in the bar chart, the highest return for a calendar quarter was 31.89% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was (23.57)% (quarter ended June 30, 2022).

The Target Fund’s year-to-date total return as of June 30 2026: 9.58%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	09/28/2007
returns before taxes		4.27%	4.37%	11.35%
returns after taxes on distributions		(4.26)%	(1.17)%	5.84%
returns after taxes on distributions and sale of Fund shares		8.19%	2.67%	7.94%
Class Inst returns before taxes	10/01/1997	10.86%	5.87%	12.29%
Class Inst2 returns before taxes	11/08/2012	10.97%	5.97%	12.40%
Class Inst3 returns before taxes	11/08/2012	10.99%	6.02%	12.45%
Class R returns before taxes	12/31/2004	10.46%	5.37%	11.74%
Class S returns before taxes	10/02/2024	10.86%	5.87%	12.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		18.56%	15.32%	18.13%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		17.37%	13.59%	14.59%

Target Fund – Columbia Large Cap Growth Opportunity Fund

CLASS A SHARE PERFORMANCE

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.40% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was (19.58)% (quarter ended June 30, 2022).

The Target Fund’s year-to-date total return as of June 30 2026: 8.00%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	12/31/1997
returns before taxes		8.65%	8.24%	13.37%
returns after taxes on distributions		6.99%	4.86%	10.23%
returns after taxes on distributions and sale of Fund shares		6.15%	5.58%	10.03%
Class Inst returns before taxes	12/31/1997	15.57%	9.81%	14.33%
Class Inst2 returns before taxes	12/11/2013	15.61%	9.87%	14.40%
Class Inst3 returns before taxes	03/01/2017	15.65%	9.93%	14.41%
Class R returns before taxes	10/26/2016	14.99%	9.26%	13.76%
Class S returns before taxes	10/02/2024	15.57%	9.60%	14.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		18.56%	15.32%	18.13%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		17.37%	13.59%	14.59%

Acquiring Fund – Columbia Cornerstone Growth Fund

CLASS A SHARE PERFORMANCE

Columbia Cornerstone Growth Fund
Class A - Annual Total Returns (calendar years 2016-2025)
60%
40%
20%
0%
-20%
-40%
0.82%
27.62%
-4.15%
35.83%
34.06%
28.73%
-32.18%
43.52%
31.52%
16.10%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.36% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was (22.09)% (quarter ended June 30, 2022).

The Acquiring Fund’s year-to-date total return as of June 30 2026: 6.48%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/1998
returns before taxes		9.43%	12.52%	15.01%
returns after taxes on distributions		7.22%	11.02%	13.27%
returns after taxes on distributions and sale of Fund shares		7.17%	9.72%	12.06%
Class C returns before taxes	11/18/2002	14.24%	13.00%	14.83%
Class Inst returns before taxes	12/14/1990	16.40%	14.14%	15.99%
Class Inst2 returns before taxes	03/07/2011	16.41%	14.17%	16.03%
Class Inst3 returns before taxes	07/15/2009	16.48%	14.23%	16.09%
Class R returns before taxes	09/27/2010	15.82%	13.57%	15.41%
Class S returns before taxes	10/02/2024	16.40%	14.14%	15.99%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		18.56%	15.32%	18.13%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		17.37%	13.59%	14.59%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies – including Columbia Threadneedle, Columbia Management Investment Distributors, Inc. (the “Distributor”) and Columbia Management Investment Services Corp. (the “Transfer Agent”) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial, Inc. (“Ameriprise Financial”) and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Reorganizations

The Board has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this Combined Information Statement/Prospectus is a part, the following is a summary of certain terms of the Agreement:

•

The Reorganizations are expected to occur on or about November 23, 2026, subject to receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, the Reorganizations may happen at any time agreed to by the Target Funds and the Acquiring Fund.

•

The Target Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume all the Target Fund’s obligations and liabilities and will issue Acquisition Shares to the Target Fund. The value of the Target Fund’s assets, as well as the number of Acquisition Shares to be issued to the Target Fund, will be determined in accordance with the Agreement. The Acquisition Shares will have an aggregate net asset value equal to the value of the assets received from the Target Fund, net of liabilities and costs of the Reorganization payable by the Target Fund Such costs are limited to brokerage and other portfolio transaction costs, which are expected to be minimal, if any. Immediately after the closing, the Target Fund will liquidate and distribute pro rata to its shareholders of record of each class of its shares the Acquisition Shares of the corresponding class received by the Target Fund.

•

As a result, shareholders of the Target Fund will become shareholders of the Acquiring Fund. Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in the Reorganization.

•

The value of the net assets of the Target Fund and the Acquisition Shares will be computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the Reorganization.

Conditions to Closing the Reorganizations

The completion of the Reorganizations are subject to certain conditions described in the Agreement, including among others:

•

Each Target Fund shall have declared and paid a dividend or dividends that, together with all previous dividends, shall have the effect of distributing all of such Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, to the shareholders of such Target Fund for all taxable periods ending on or before the closing date of the Reorganization, (after reduction for any available capital loss carryforwards and excluding any net capital gains on which such Target Fund paid U.S. federal income tax).

•	The Target Fund and the Acquiring Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•

Each Target Fund and the Acquiring Fund will have received a satisfactory opinion of tax counsel to the effect that, as described in more detail below in the section entitled “U.S. Federal Income Tax Status of the Reorganization,” the shareholders of such Target Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Target Fund shares for the Acquisition Shares of the Acquiring Fund in connection with the Reorganizations and neither Target Fund will recognize gain or loss as a direct result of the Reorganizations. This condition may not be waived under the Agreement.

Termination of the Agreement and Plan of Reorganizations

The Agreement and the transactions contemplated by it may be terminated with respect to any Reorganization by mutual agreement of the Target Fund and the Acquiring Fund at any time prior to the closing thereof, or by either the Target Fund or the Acquiring Fund in the event of a material breach of the Agreement by the other Fund or a failure of any condition precedent to the terminating Fund’s obligations under the Agreement. In the event of a termination of the Reorganization, Columbia Threadneedle will bear all costs associated with the Reorganization.

Summary of Shareholder Rights

Columbia Select Large Cap Growth Fund and the Acquiring Fund are each series of Columbia Funds Series Trust I, a Massachusetts business trust, and are governed by the same Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws. Accordingly, shareholder rights for Columbia Select Large Cap Growth Fund and the Acquiring Fund are identical in all respects. Columbia Large Cap Growth Opportunity Fund is a series of Columbia Funds Series Trust, a Delaware statutory trust governed by a different Declaration of Trust and Bylaws. Accordingly, shareholder rights for Columbia Large Cap Growth Opportunity Fund and Acquiring Fund are different in some respects. See Exhibit B hereto for a summary of the Declaration of Trust and Bylaws of the Funds.

U.S. Federal Income Tax Status of the Reorganizations

The Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, each Target Fund and Acquiring Fund will receive an opinion from Faegre Drinker Biddle & Reath LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganizations, for U.S. federal income tax purposes:

•

The transfer by each Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquisition Shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of section 368(b) of the Code, with respect to each Reorganization.

•

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of a Target Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

•

No gain or loss will be recognized by either Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the applicable Target Fund or upon the distribution (whether actual or constructive) of the Acquisition Shares so received to the applicable Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the applicable Target Fund.

•	No gain or loss will be recognized by either Target Fund’s shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for Acquisition Shares.

•

The aggregate basis of the Acquisition Shares received by the Target Fund shareholders pursuant to the Agreement will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholders.

•

The holding period of the Acquisition Shares received by the Target Fund shareholders in the Reorganizations will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholders, provided such Target Fund shares were held as capital assets at the effective time of the applicable Reorganization.

•

The basis of the assets of the Target Funds received by the Acquiring Fund will be the same as the basis of such assets in the hands of the applicable Target Fund immediately before the effective time of the Reorganization.

•	The holding period of the assets of the Target Funds received by the Acquiring Fund will include the period during which such assets were held by the applicable Target Fund.

•

The Acquiring Fund will succeed to and take into account the items of the Target Funds described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by the officers of each Target Fund and the Acquiring Fund and will also be based on customary assumptions and certain factual certifications made by the officers of each Target Fund and the Acquiring Fund.

No opinion will be expressed as to (a) the effect of the Reorganization on the Target Funds, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (b) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

No private letter ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganizations. Opinions of counsel are not binding upon the IRS or the courts, and are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganizations were consummated but the IRS or the courts determine that either or both of the Reorganizations did not qualify as a tax-free reorganization under the Code, a Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss for federal income tax purposes equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquisition Shares it received. Shareholders of the Target Funds should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

A portion of the portfolio assets of the Target Funds may be sold by the Acquiring Fund after the Reorganizations. However, brokerage and portfolio transaction costs are expected to be minimal, if any, as there is approximately 90% portfolio overlap between Columbia Select Large Cap Growth Fund and the Acquiring Fund and approximately 99% portfolio overlap between Columbia Large Cap Growth Opportunity Fund and the Acquiring Fund. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets as well as holding period of such assets. Any capital gains recognized in these sales on a net basis, after reduction by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) and/or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The Reorganizations will end the tax year of each Target Fund, and potentially will accelerate any distributions to shareholders from a Target Fund for its tax year ending on the date of the Reorganizations. Those tax year-end distributions will be taxable and will include any undistributed income and capital gains resulting from portfolio turnover prior to the Reorganizations.

More generally, prior to the closing of the Reorganizations, each Target Fund will declare and pay a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and realized net capital gains (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid U.S. federal income tax), if any, through the closing of the applicable Reorganization, and may include undistributed income or gains from prior years. Even if reinvested in additional shares of the applicable Target Fund, which would be exchanged for shares of the Acquiring Fund in the Reorganization, such distributions will be taxable to shareholders for U.S. federal income tax purposes, and such distributions by a Target Fund will include any undistributed income and capital gains resulting from portfolio turnover prior to the applicable Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of a Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the Acquiring Fund after the Reorganizations to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganizations and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, each Target Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Acquiring Fund for the taxable year of the Reorganizations that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganizations (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay U.S. federal income tax sooner, or pay more U.S. federal income tax, than they would have had the Reorganizations not occurred.

In addition, shareholders of the Target Funds will, in each case, receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the Target Funds (including any gains resulting from the repositioning, if any, of the Target Funds’ investment portfolios) or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Funds who hold shares of the Acquiring Fund following the Reorganizations). As a result, shareholders of the Target Funds may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, any pre-acquisition losses of the Target Funds remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the Acquiring Fund after the Reorganizations and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganizations, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganizations not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganizations will determine the extent to which the combining Funds’ respective losses will be available to reduce gains realized by the Acquiring Fund following the Reorganizations, and consequently the extent to which the Acquiring Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganizations. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganizations and thus cannot be calculated precisely prior to the Reorganization.

As of the most recent fiscal year end of each, each Target Fund and the Acquiring Fund had no capital loss carryforwards.

Capitalization of the Target Funds and the Acquiring Fund

The following table shows, on an unaudited basis, the capitalization as of each Fund as of June 30, 2026, (current) and on a pro forma basis, assuming each Reorganization had taken place as of that date.

	Net assets	Net asset value per share	Shares Outstanding	Share Adjustments(1)

Columbia Select Large Cap Growth Fund (Current)
Class A	$148,291,423	$6.06	24,463,110	-
Class Inst	$232,762,894	$7.76	30,011,640	-
Class Inst2	$20,692,309	$9.49	2,181,250	-
Class Inst 3	$97,291,739	$10.05	9,681,787	-
Class R	$7,473,679	$3.06	2,440,166	-
Class S	$24,922,810	$7.75	3,214,879	-

Total	$531,434,854		71,992,832

Columbia Large Cap Growth Opportunity Fund (Current)
Class A	$942,138,278	$18.97	49,670,439	-
Class Inst	$283,325,656	$23.65	11,979,178	-
Class Inst2	$31,970,810	$26.09	1,225,454	-
Class Inst 3	$1,936,009	$24.12	80,264	-
Class R	$14,645,595	$18.90	774,778	-
Class S	$40,199,964	$23.65	1,699,540	-

Total	$1,314,216,312		65,429,653

	Net assets	Net asset value per share	Shares Outstanding	Share Adjustments(1)

Acquiring Fund (Current)
Class A	$3,586,647,353	$80.46	44,577,075	-
Class C	$45,957,929	$53.83	853,824	-
Class E	$15,867,091	$78.46	202,233	-
Class Inst	$1,775,973,329	$87.42	20,315,766	-
Class Inst2	$125,470,330	$87.42	1,430,316	-
Class Inst 3	$902,852,596	$88.41	10,212,249	-
Class R	$23,069,917	$77.81	296,489	-
Class S	$215,685,379	$87.42	2,467,257	-

Total	$6,691,523,924		80,355,209

Acquiring Fund (Pro Forma 1)(2), (5)
Class A	$3,734,899,475	$80.46	46,419,714	(22,620,471)
Class C	$45,957,845	$53.83	853,824	-
Class E	$15,867,062	$78.46	202,233	-
Class Inst	$2,008,681,619	$87.42	22,977,760	(27,349,646)
Class Inst2	$146,157,845	$87.72	1,666,154	(1,945,411)
Class Inst 3	$1,000,121,215	$88.41	11,312,468	(8,581,569)
Class R	$30,541,906	$77.81	392,518	(2,344,137)
Class S	$240,602,296	$87.42	2,752,287	(2,929,849)

Total	$7,222,829,263		86,576,958	(65,771,083)

Acquiring Fund (Pro Forma 2)(3), (5)
Class A	$4,528,691,059	$80.46	56,285,381	(37,962,133)
Class C	$45,957,845	$53.83	853,824	-
Class E	$15,867,702	$78.46	202,233	-
Class Inst	$2,059,269,264	$87.42	23,556,434	(8,738,510)
Class Inst2	$157,437,924	$87.72	1,794,746	(861,023)
Class Inst 3	$904,786,764	$88.41	10,234,145	(58,368)
Class R	$37,714,103	$77.81	484,694	(586,573)
Class S	$255,881,193	$87.42	2,927,063	(1,239,734)

Total	$8,005,605,214		96,338,520	(49,446,341)

Acquiring Fund (Pro Forma 3)(4), (5)
Class A	$4,676,949,774	$80.46	58,128,020	(60,582,604)
Class C	$45,957,845	$53.83	853,824	-
Class E	$15,867,062	$78.46	202,233	-
Class Inst	$2,291,980,819	$87.42	26,218,428	(36,088,155)
Class Inst2	$178,125,669	$87.72	2,030,584	(2,806,435)
Class Inst 3	$1,002,057,043	$88.41	11,334,364	(8,639,937)
Class R	$45,186,133	$77.81	580,723	(2,930,711)
Class S	$280,798,506	$87.42	3,212,093	(4,169,583)

Total	$8,536,922,851		102,560,269	(115,217,425)

(1)

The adjustment to shares outstanding represents the impact of the shares being issued by the Acquiring Fund to the shareholders of the Target Funds assuming the acquisition was consummated on June 30, 2026.

(2)

For informational purposes only. Assumes only Columbia Select Large Cap Growth Fund Reorganization occurred on June 30, 2026. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of Columbia Select

Large Cap Growth Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that Columbia Select Large Cap Growth Fund shareholders will actually receive on such date.

(3)

For informational purposes only. Assumes only Columbia Large Cap Growth Opportunity Fund Reorganization occurred on June 30, 2026. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of Columbia Large Cap Growth Opportunity Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that Columbia Large Cap Growth Opportunity Fund shareholders will actually receive on such date.

(4)

For informational purposes only. Assumes both Reorganizations occurred on June 30, 2026. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Target Funds on the date the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that a Target Fund shareholder will actually receive on such date.

(5)

Pro forma net assets reflect one time proxy, accounting, legal and other costs of the Reorganizations to be borne by the Funds as approved by the Board in the amount of $117,218 for Columbia Select Large Cap Growth Fund, $122,724, for Columbia Large Cap Growth Opportunity Fund, and $12,300 for Columbia Cornerstone Growth Fund. Costs are allocated to the Funds since each Reorganization is expected to benefit the Funds.

Board Considerations. Each Reorganization was reviewed and unanimously approved with respect to each Target Fund at a meeting of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board of the Acquiring Fund also unanimously approved each Reorganization. At a regular meeting of the Board and Committees thereof in June 2026, the Board considered the Reorganization of each Target Fund, as proposed by Columbia Threadneedle. In connection with those Board and Committee meetings, Columbia Threadneedle and its affiliates provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by each Board and Committee member at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustees”) thereof voting separately, approved the Reorganization of each Target Fund. Prior to doing so, a majority of the Board, including a majority of the Independent Trustees, determined that participation by each Target Fund in its Reorganization was in the best interests of the Target Fund and that the interests of existing shareholders of the Target Fund would not be diluted as a result of the Reorganization.

In considering the proposed Reorganizations, the Board considered the following significant factors, among others and in no order of priority:

•	the Reorganizations were recommended by Columbia Threadneedle as the investment manager to the Target Funds and the Acquiring Fund;

•	the terms and conditions of each Reorganization;

•

the total annual operating expenses that shareholders of each Target Fund are expected to experience as shareholders of the Acquiring Fund after the Reorganization relative to the total annual operating expenses and total annual operating expenses after fee waivers and/or expense reimbursements currently borne by such shareholders, including that such expenses are expected to decline as a result of the Reorganization (see the sections above entitled “Fees and Expenses” contained in the synopsis of the Reorganization in “Section A – The Reorganization”);

•	each Target Fund and the Acquiring Fund focus on growth companies included in the Russell 1000® Growth Index and use that index as their primary performance benchmark;

•	alternatives to each Reorganization, including liquidation, and management’s view that each Target Fund, is unlikely to achieve long-term economic viability;

•	the revenue impact of the Reorganization on Columbia Threadneedle and its affiliates;

•	the Reorganizations are not anticipated to result in the decline in the level of portfolio management services provided to the Target Fund;

•

the historical performance of each Target Fund and the Acquiring Fund, recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

•

each Reorganization is anticipated to be treated as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that, with respect to each Reorganization, shareholders of the Target Fund will recognize no gains or losses on the exchange of their Target Fund shares for shares of the Acquiring Fund, the Target Fund will recognize no gains or losses on the transfer of its assets to the Acquiring Fund, the Acquiring Fund will recognize no gain or loss on receipt of the assets of the Target Fund, and the Acquiring Fund will acquire the Target Fund’s assets with the same tax basis and tax holding periods such assets had in the Target Fund’s hands immediately prior to the Reorganization. (see “U.S. Federal Income Tax Status of the Reorganization” above);

•	the Acquiring Fund will be the accounting, and performance survivor following the Reorganization;

•

the expenses of the Reorganization are expected to be borne by each Target Fund to the extent that such expenses (other than costs of repositioning the Target Fund’s portfolio) do not exceed the anticipated reduction in expenses that shareholders of the Target Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle;

•	the fundamental investment policies of each Target Fund and Acquiring Fund do not differ materially;

•	each Target Fund and the Acquiring Fund follow the same management fee schedule under investment advisory agreements with Columbia Threadneedle that do not differ materially;

•	the Board overseeing each Target Fund and the combined Acquiring Fund, including the Independent Trustees, is the same;

•	fees payable by each Target Fund pursuant to Rule 12b-1 of the 1940 Act are the same as those payable by the Acquiring Fund;

•

Target Fund shareholders not wishing to hold shares of the Acquiring Fund can redeem their shares of a Target Fund at any time prior to closing of the Reorganizations without penalty, while Target Fund shareholders wishing to retain their investment in a mutual fund with substantially the same investment objective and investment strategies managed in the same way by Columbia Threadneedle and overseen by the Board can do so; and

•

the Board’s observation that, in addition to the potential to realize immediate economies associated with consolidating each Target Fund into a larger combined Acquiring Fund, the combined Acquiring Fund could be able to take advantage of other economies of scale associated with larger funds.

In their deliberations, the Board did not identify any single factor that was paramount or controlling, and individual Board members may have attributed different weights to various factors.

After consideration of these and other factors it deemed appropriate, the Board determined that the Reorganization of each Target Fund as proposed by Columbia Threadneedle is in the best interests of the Target Fund and its respective shareholders and that the interests of the existing shareholders of each Target Fund will not be diluted as a result of the Reorganization. The Board, including the Independent Trustees, unanimously approved the Reorganization of the Target Funds.

THE BOARD VOTED UNANIMOUSLY TO APPROVE EACH REORGANIZATION AND THE AGREEMENT.

SECTION B – ADDITIONAL INFORMATION APPLICABLE TO THE ACQUIRING FUND

Below is information regarding the Acquiring Fund. All references to the “Fund” or the “Board” in this Section B refer to the Acquiring Fund and to the Board of Trustees of CFST I, respectively, unless otherwise noted.

Principal Risks

An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with substantially identical objectives and/or strategies.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or belowexpectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.

•

Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.

•

Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Portfolio Managers

Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Acquiring Fund

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Senior Portfolio Manager	Co-Portfolio Manager	2024

Ms. Wade joined one of Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.

Mr. Guttag joined Columbia Threadneedle in 2021. Prior to joining Columbia Threadneedle, Mr. Guttag worked at Renaissance Macro Research from 2012 to 2021. Mr. Guttag began his investment career in 2010 and earned a B.S. and a B.A. from Syracuse University, Martin J. Whitman School of Management.

Additional Investment Strategies and Policies

This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.

Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund’s principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined based on the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.

Holding Other Kinds of Investments

The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described in the Fund’s SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the Fund’s SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiathreadneedleus.com.

Transactions in Derivatives

The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as “SOFR”)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the Fund’s SAI.

Affiliated Funds Investing in the Fund

Columbia Threadneedle or an affiliate serves as investment adviser to funds using Columbia brand (“Columbia Funds”), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as “Underlying Funds”), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and Columbia Threadneedle seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although Columbia Threadneedle or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when Columbia Threadneedle or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. Columbia Threadneedle or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.

Investing in Money Market Funds

The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by Columbia Threadneedle or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Additional Information on Portfolio Turnover

A fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. Also, a high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. A higher portfolio turnover rate may reduce the relative potential tax efficiency of the Fund compared with traditional mutual funds except potentially in cases where accomplished through redemptions in kind.

Portfolio Holdings Disclosure

The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.

Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund’s website may not always be current.

eDelivery and Mailings to Households

In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Understanding Annual Fund Operating Expenses

The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the “Section A – The Reorganizations – Summary—Fees and Expenses” section of this Combined Information Statement/Prospectus, generally are based on estimated expenses for the Fund’s current fiscal period and are expressed as a percentage (expense ratio) of the Fund’s average net assets. The expense ratio reflects the Fund’s fee arrangements as of the date of this Combined Information Statement/Prospectus. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by Columbia Threadneedle and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal period. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary. The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Other Strategic and Investment Measures

The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through November 30, 2026, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.06% for Class A shares, 1.81% for Class C Shares, 0.81% for Class Inst shares, 0.79% for Class Inst2 shares, 0.74% for Class Inst3 shares, 1.31% for Class R Shares and 0.81% for Class S Shares.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Columbia Threadneedle has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to Columbia Threadneedle or its affiliate (underlying affiliated funds). Under this arrangement, Columbia Threadneedle waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.

The Acquiring Fund’s returns shown in the Performance Information section of this Information Statement/Prospectus reflect the effect of any fee waivers and/or reimbursements of Acquiring Fund expenses by Columbia Threadneedle and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Acquiring Fund’s returns might have been lower.

Primary Service Provider Contracts

The Fund enters into contractual arrangements (“Service Provider Contracts”) with various service providers, including, among others, Columbia Threadneedle, the administrator, the distributor, the transfer agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, the Fund’s prospectus, SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services.

Custody of the Funds is transitioning from JPMorgan Chase Bank, N.A. to State Street Bank and Trust Company (“State Street”) using a phased approach that will be complete at the time of the closing of the Reorganization. Subject to the supervision of Columbia Threadneedle, State Street serves as sub-administrator, providing certain sub-administration services to the Funds, including fund accounting and financial reporting services. State Street is located at One Congress Street, Boston, Massachusetts 02114.

The Investment Manager

Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, Massachusetts 02210. Columbia Threadneedle is a registered investment adviser and wholly-owned subsidiary of Ameriprise Financial. Columbia Threadneedle’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia Threadneedle acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, Columbia Threadneedle manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. Columbia Threadneedle may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. Columbia Threadneedle is also responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, the coordination of the Funds’ other service providers and the provision of related clerical and administrative services.

The SEC has issued an order that permits Columbia Threadneedle, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. Columbia Threadneedle and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Threadneedle discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, Columbia Threadneedle has not engaged any investment subadviser for the Target Funds or the Acquiring Fund.

The Fund pays Columbia Threadneedle a fee for its services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the most recent fiscal year, aggregate fees paid to Columbia Threadneedle by the Fund amounted to 0.64% of its average daily net assets, before any applicable reimbursements.

A discussion regarding the basis for the Board’s approval of the renewal of the Fund’s investment management services agreement with Columbia Threadneedle is available in the annual report to shareholders for the fiscal year ended July 31, 2025 for the Acquiring Fund.

The Distributor

Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

Columbia Management Investment Services Corp. is a registered transfer agent and wholly owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 0218. to provide various shareholder or “sub-transfer agency” services. SS&C GIDS, Inc. assists the Transfer Agent in carrying out its duties. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.

Certain Conflicts of Interest

There are certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates, including the Investment Manager and the Funds’ other primary service providers. Please see each Fund’s prospectus and SAI for further discussion of these conflicts of interest.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their business activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.

Other Service Providers

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

The Funds

Columbia Funds generally share the same policies and procedures for investor services, as described below. Together, the Fund and the other Columbia Funds, are referred to herein as the Funds.

Funds Contact Information

Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com, by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., c/o SS&C GIDS, 801 Pennsylvania, Ste 219104, Kansas City, MO 64105-1407.

Summary of Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.

When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The fees (e.g. sales charge or “load”) and expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

Share Class Features

The following summarizes the primary features of the Fund’s Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.

No sales charges apply to shares issued in the Reorganizations. For subsequent purchases, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Financial intermediary specific sales charge reductions and waivers are the same for the Target Funds and Acquiring Fund and are set forth in Appendix A to each Fund’s prospectus.

Sales Charges and Commissions

Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees.

Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.

Class A Shares – Front-End Sales Charge

Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class – Reductions/Waivers of Sales Charges and Appendix A to each Fund’s prospectus.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a financial intermediary).

The front-end sales charge you will pay on Class A shares:

•	depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule*

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the net amount invested(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Class A Shares	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)	For information regarding cumulative commissions paid to your financial intermediary when you buy $1 million or more of Class A shares of a Fund, see Class A Shares – Commissions below.

Class A Shares – CDSC

•	In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.

•

If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time noted in the previous sentence.

Class A Shares – Commissions

The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares – Front-End Sales Charge above.

The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of a Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):

Class A Shares of Taxable Funds – Commission Schedule (Paid by the Distributor to Financial Intermediaries)*

Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**

The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class C Shares — Front-End Sales Charge

You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

Class C Shares — Conversion to Class A Shares

Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted provided that the intermediary is able to track purchases to credit individual shareholders’ holding periods. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Please see each Fund’s prospectus for additional information on the conversion of Class C shares.

Class C Shares — CDSC

You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. The Distributor seeks to recover this payment through distribution fees of up to 0.75% and shareholder service fees of up to 0.25% it receives under the Fund’s Rule 12b-1 plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.

Reductions/Waivers of Sales Charges

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A to each Fund’s prospectus.

Class A Shares Front-End Sales Charge Reductions

The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members’ ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.

The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A to each Fund’s prospectus.

FUNDamentals

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund,

Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional IRAs; Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLES) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.

The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.

Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.

Class A Shares Front-End Sales Charge Waivers

There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the Fund’s SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Fund’s at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the Fund’s SAI.

In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit plans and certain qualified deferred compensation plans and

(viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the Fund’s SAI.

The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A to each Fund’s prospectus.

CDSC Waivers – Class A and Class C

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund’s Small Account Policy (which is described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A shares, see Appendix S to the Fund’s SAI.

The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A to each Fund’s prospectus.

Repurchases (Reinstatements)

As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class (see below) without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.

Repurchases (Reinstatements)

Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C

Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.

To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.

Restrictions and Changes in Terms and Conditions

Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to each Fund’s prospectus and Appendix S to the Fund’s SAI for more information about sales charge waivers.

Distribution and Service Fees

The Board has approved, and the Funds have adopted, a distribution plan pursuant to Rule 12b-1 under the 1940 Act that sets the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	Up to 0.10%	Up to 0.25%	Up to 0.35%*
Class C	0.75%	0.25%	1.00%
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R	0.50%	—**	0.50%
Class S	None	None	None

*

The Fund may pay distribution and service fees up to a maximum of 0.35% of its average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

**	Class R shares pay a distribution fee pursuant to a Rule 12b-1 Plan. The Fund does not have a shareholder service plan for Class R shares.

The distribution and/or service fees for Class A shares and Class C shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.

For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more that pay a Class A upfront commission to your financial intermediary and the financial intermediary opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares includes purchases of funds that do not pay an up-front sales commission on Class A shares. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.

If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.

Financial Intermediary Compensation

Columbia Threadneedle, the Distributor and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Please see each Fund’s prospectus and SAI for further discussion of the compensation paid by the Fund’s services providers to financial intermediaries.

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund’s shares based on the total value of all of the securities and other assets that it holds as of a specified time.

FUNDamentals

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.

If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security’s fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund’s performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund’s applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (i.e., accounts established directly with the Fund), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future purchase orders, including exchange purchase orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund’s Excessive Trading Policies and Procedures.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.

Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.

Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.

Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Direct-At-Fund Accounts (Accounts Held Directly with the Fund)

Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.

To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Written Transactions – Direct-at-Fund Accounts

If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.

Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions – Direct-at-Fund Accounts

For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions – Direct-at-Fund Accounts

For Class A, Class C, Class Inst and Class Inst3 shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.

Wire Transactions – Direct-at-Fund Accounts

If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3 Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.

Electronic Funds Transfer via ACH – Direct-at-Fund Accounts

If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via ACH from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.

Buying Shares

Eligible Investors

Class A Shares

Class A shares are available to the general public for investment.

Class C Shares

Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.

Class Inst Shares

Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts withinomnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms,(ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions thatclear Fund share transactions for their client or customer investment advisory or similar accounts throughdesignated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similaragreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is notcompensated by the Fund for those services, other than payments for shareholder servicing or sub-accountingperformed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.

Class Inst2 Shares

Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform.

Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.

Class Inst3 Shares

Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

Class R Shares

Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class S Shares

Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).

Additional Eligible Investors

In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.

Minimum Initial Investments

The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.

The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Minimum Initial Investments

	Minimum Initial Investment(a)		Minimum Initial Investment for Accounts with Monthly Systematic Investment Plans
For all classes and account types except those listed below	$2,000		$100
Individual Retirement Accounts for all classes except those listed below	$1,000		$100
Group retirement plans	None		N/A
Class Inst	$0, $1,000 or $2,000	(b)	$100	(b)
Class Inst2 and Class R	None		N/A
Class Inst3	$0, $1,000, $2,000 or $1 million	(c)	$100	(c)

(a)

If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.

(b)

The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.

(c)

There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

Additional Information about Minimum Initial Investments

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.

Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.

Class Inst Shares Minimum Initial Investments

There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third-party platform.

•

Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:

•

Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:

•

Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Bank trust departments that assess their clients an asset-based fee.

•	Certain other investors as set forth in more detail in the Fund’s SAI.

Systematic Investment Plan

The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.

Dividend Diversification

Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.

Selling Shares

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.

You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Satisfying Fund Redemption Requests

When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.

The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an inter fund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the inter fund lending program. As a result, borrowings available to the Fund under the credit facility and the inter fund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Inter fund Lending in the Fund’s SAI for more information about the credit facility and inter fund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.

In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if Columbia Threadneedle determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.

While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date. Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date than on an earlier date on which the investment could have been redeemed for cash.

Redemption of Newly Purchased Shares

You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.

Exchanging Shares

You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.

You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.

Systematic Exchanges

You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.

Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.

Same-Fund Exchange Privilege

Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A to each Fund’s prospectus.

Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.

Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.

Distributions to Shareholders

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income annually. The Fund may declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

EXHIBIT A – OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Acquiring Fund and the Target Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Ownership of Target Funds and Acquiring Fund Shares

Each person who owns, directly or indirectly, of record more than 25% of the outstanding shares of a Fund, by virtue of its fiduciary roles with respect to its clients or otherwise, may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

The following table provides information on each person who may be deemed to be a control person of a Fund as of June 30, 2026 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of such Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. The table also provides information on shareholders who owned of record or, to the knowledge of a Fund, beneficially, more than 5% of any class of the Fund’s outstanding shares as of June 30, 2026. As of May 31, 2026, the officers and trustees of each of the Funds, as a group, owned less than 1% of the outstanding shares of each class of such Fund except that the officers and trustees of Columbia Select Large Cap Growth Fund owned approximately 18.45% of the outstanding Class Inst2 shares of the Fund.

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

Target Fund - Columbia Select Large Cap Growth Fund	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Class R	7.22%	-

	EMPOWER TRUST COMPANY LLC FBO RTMT PLANS OMNIBUS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	9.19%	-

	ASCENSUS TRUST COMPANY FBO WALTERS CONTROLS, INC. 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	12.44%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	12.05%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	21.53%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	DCGT AS TTEE AND/OR CUST FBO VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	Class R	19.55%	-

	NATIONWIDE TRUST COMPANY/FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class Inst2	27.30%	-

	RELIANCE TRUST COMPANY FBO T ROWE PRICE RETIREMENT PLAN CLIENTS PO BOX 78446 ATLANTA GA 30357	Class Inst3	6.68%	-

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	36.02%	-

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst3	41.44%	-

	EDWARD D JONES & CO. FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	5.02%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class S	38.25%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.55%	-

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.14%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class S	47.86%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst3	20.78%	-

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Inst	7.35%	-

	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: MUTUAL FUND RECON 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	7.61%	-

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	11.04%	-

	UBS WM USA SPEC CDY A/C EXCL BEN CUST 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	9.16%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	9.60%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	9.71%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	14.62%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	EDWARD D JONES & CO. FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	59.59%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	33.59%	-

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	35.33%	-

Target Fund - Columbia Large Cap Growth Opportunity Fund	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst3	18.09%	-

	[A MISSOURI CORPORATION] KANSAS CITY MO 64106-1802	Class Inst3	29.18%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst3	48.90%	-

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.28%	-

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.49%	-

	FIIOC FBO 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst2	6.43%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	6.79%	-

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	26.52%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	26.95%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Class Inst2	21.47%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	16.68%	-

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class S	38.67%	-

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	55.95%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class S	41.89%	-

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	8.68%	-

	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: MUTUAL FUND RECON 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	8.74%	-

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	10.03%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Inst	10.09%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	10.94%	-

	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	13.60%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	18.70%	-

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.91%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	6.38%	-

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.65%	-

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	8.51%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	9.19%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	29.78%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

Acquiring Fund - Columbia Cornerstone Growth Fund	EMPOWER TRUST COMPANY LLC FBO 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.64%	-

	STATE STREET CORPORATION FBO 1 LINCOLN ST BOSTON MA 02111-2901	Class R	15.68%	-

	DCGT AS TTEE AND/OR CUST FBO VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES, IA 50392	Class R	22.89%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class R	24.20%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	7.88%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	20.63%	-

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	22.28%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class S	27.70%	-

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	52.08%	-

	JPMCB NA CUST FOR 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	11.22%	-

Fund	5% Owners	Share Class	Percent of Class held	Percent of Fund held if greater than 25%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST	Class S	62.31%	-

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	8.33%	-

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.17%	-

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst3	22.56%	-

	JPMCB NA CUST FOR 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	23.00%	-

	JPMCB NA CUST FOR 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	24.14%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	19.88%	-

	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	52.28%	29.00%

Table A-2. Financial Highlights

The financial highlights tables below are designed to help you understand the Target Funds’ and the Acquiring Fund’s financial performance.

Target Fund - Columbia Select Large Cap Growth Fund

Audited Annual Financial Highlights

The following table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 3/31/2026	$6.57	(0.04)	1.00		0.96	(2.51)	(2.51)
Year Ended 3/31/2025	$8.37	(0.05)	(0.17	)(d)	(0.22)	(1.58)	(1.58)
Year Ended 3/31/2024	$7.17	(0.04)	2.22		2.18	(0.98)	(0.98)
Year Ended 3/31/2023	$9.36	(0.05)	(1.13)		(1.18)	(1.01)	(1.01)
Year Ended 3/31/2022	$13.58	(0.10)	0.11	(d)	0.01	(4.23)	(4.23)
Institutional Class
Year Ended 3/31/2026	$7.81	(0.03)	1.16		1.13	(2.52)	(2.52)
Year Ended 3/31/2025	$9.65	(0.04)	(0.22	)(d)	(0.26)	(1.58)	(1.58)
Year Ended 3/31/2024	$8.12	(0.03)	2.54		2.51	(0.98)	(0.98)
Year Ended 3/31/2023	$10.38	(0.03)	(1.22)		(1.25)	(1.01)	(1.01)
Year Ended 3/31/2022	$14.63	(0.07)	0.06	(d)	(0.01)	(4.24)	(4.24)
Institutional 2 Class
Year Ended 3/31/2026	$9.08	(0.03)	1.33		1.30	(2.53)	(2.53)
Year Ended 3/31/2025	$10.97	(0.04)	(0.27	)(d)	(0.31)	(1.58)	(1.58)
Year Ended 3/31/2024	$9.11	(0.02)	2.86		2.84	(0.98)	(0.98)
Year Ended 3/31/2023	$11.47	(0.03)	(1.32)		(1.35)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.75	(0.07)	0.04	(d)	(0.03)	(4.25)	(4.25)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 3/31/2026	$9.49	(0.03)	1.39		1.36	(2.53)	(2.53)
Year Ended 3/31/2025	$11.39	(0.03)	(0.29	)(d)	(0.32)	(1.58)	(1.58)
Year Ended 3/31/2024	$9.42	(0.02)	2.97		2.95	(0.98)	(0.98)
Year Ended 3/31/2023	$11.81	(0.03)	(1.35)		(1.38)	(1.01)	(1.01)
Year Ended 3/31/2022	$16.10	(0.06)	0.02	(d)	(0.04)	(4.25)	(4.25)
Class R
Year Ended 3/31/2026	$4.36	(0.03)	0.70		0.67	(2.49)	(2.49)
Year Ended 3/31/2025	$6.06	(0.05)	(0.07	)(d)	(0.12)	(1.58)	(1.58)
Year Ended 3/31/2024	$5.44	(0.05)	1.65		1.60	(0.98)	(0.98)
Year Ended 3/31/2023	$7.45	(0.05)	(0.95)		(1.00)	(1.01)	(1.01)
Year Ended 3/31/2022	$11.61	(0.11)	0.17	(d)	0.06	(4.22)	(4.22)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 3/31/2026	$5.02	12.38%	1.16%		1.03	%(c)	(0.65%)	39%	$132,172
Year Ended 3/31/2025	$6.57	(4.74%)	1.16%		1.03	%(c)	(0.69%)	40%	$160,883
Year Ended 3/31/2024	$8.37	32.30%	1.18%		1.04	%(c)	(0.60%)	33%	$203,021
Year Ended 3/31/2023	$7.17	(10.01%)	1.18	%(e)	1.06	%(c),(e)	(0.69%)	26%	$158,841
Year Ended 3/31/2022	$9.36	(3.91%)	1.10%		1.06	%(c)	(0.82%)	32%	$199,667
Institutional Class
Year Ended 3/31/2026	$6.42	12.69%	0.91%		0.78	%(c)	(0.40%)	39%	$211,037
Year Ended 3/31/2025	$7.81	(4.50%)	0.91%		0.79	%(c)	(0.45%)	40%	$288,043
Year Ended 3/31/2024	$9.65	32.59%	0.93%		0.79	%(c)	(0.35%)	33%	$736,235
Year Ended 3/31/2023	$8.12	(9.67%)	0.93	%(e)	0.81	%(c),(e)	(0.45%)	26%	$680,663
Year Ended 3/31/2022	$10.38	(3.77%)	0.85%		0.81	%(c)	(0.56%)	32%	$880,232
Institutional 2 Class
Year Ended 3/31/2026	$7.85	12.71%	0.85%		0.72%		(0.35%)	39%	$17,575
Year Ended 3/31/2025	$9.08	(4.41%)	0.83%		0.69%		(0.35%)	40%	$96,112
Year Ended 3/31/2024	$10.97	32.68%	0.83%		0.69%		(0.24%)	33%	$112,617
Year Ended 3/31/2023	$9.11	(9.61%)	0.81	%(e)	0.72	%(e)	(0.36%)	26%	$88,680
Year Ended 3/31/2022	$11.47	(3.65%)	0.77%		0.72%		(0.48%)	32%	$198,407

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 3/31/2026	$8.32	12.83%	0.81%		0.67%		(0.29%)	39%	$86,154
Year Ended 3/31/2025	$9.49	(4.33%)	0.78%		0.64%		(0.30%)	40%	$116,231
Year Ended 3/31/2024	$11.39	32.77%	0.78%		0.64%		(0.20%)	33%	$158,963
Year Ended 3/31/2023	$9.42	(9.59%)	0.77	%(e)	0.67	%(e)	(0.31%)	26%	$154,171
Year Ended 3/31/2022	$11.81	(3.63%)	0.72%		0.67%		(0.43%)	32%	$342,904
Class R
Year Ended 3/31/2026	$2.54	12.15%	1.41%		1.28	%(c)	(0.90%)	39%	$6,290
Year Ended 3/31/2025	$4.36	(4.93%)	1.41%		1.28	%(c)	(0.94%)	40%	$5,850
Year Ended 3/31/2024	$6.06	31.86%	1.43%		1.30	%(c)	(0.85%)	33%	$9,236
Year Ended 3/31/2023	$5.44	(10.19%)	1.43	%(e)	1.31	%(c),(e)	(0.94%)	26%	$7,769
Year Ended 3/31/2022	$7.45	(4.20%)	1.35%		1.31	%(c)	(1.06%)	32%	$8,814

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 3/31/2026	$7.81	(0.03)	1.16		1.13	(2.52)	(2.52)
Year Ended 3/31/2025(f)	$8.94	(0.02)	(0.39	)(d)	(0.41)	(0.72)	(0.72)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 3/31/2026	$6.42	12.69%		0.91%	0.78%	(c)	(0.40%	)	39%	$21,860
Year Ended 3/31/2025(f)	$7.81	(5.77%	)	0.92%	0.76%		(0.42%	)	40%	$27,341

Target Fund - Columbia Large Cap Growth Opportunities Fund

Audited Annual Financial Highlights

The following table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$16.71	(0.09)	1.90	1.81	(1.15)	(1.15)
Year Ended 2/28/2025	$15.16	(0.09)	2.25	2.16	(0.61)	(0.61)
Year Ended 2/29/2024	$11.39	(0.01)	3.78	3.77	—	—
Year Ended 2/28/2023	$16.74	(0.02)	(2.75)	(2.77)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.37	(0.09)	1.57	1.48	(8.11)	(8.11)
Institutional Class
Year Ended 2/28/2026	$20.35	(0.06)	2.31	2.25	(1.15)	(1.15)
Year Ended 2/28/2025	$18.30	(0.06)	2.72	2.66	(0.61)	(0.61)
Year Ended 2/29/2024	$13.71	0.03	4.56	4.59	—	—
Year Ended 2/28/2023	$19.45	0.02	(3.18)	(3.16)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.05	(0.03)	1.65	1.62	(8.22)	(8.22)
Institutional 2 Class
Year Ended 2/28/2026	$22.25	(0.05)	2.54	2.49	(1.15)	(1.15)
Year Ended 2/28/2025	$19.94	(0.05)	2.97	2.92	(0.61)	(0.61)
Year Ended 2/29/2024	$14.94	0.04	4.96	5.00	—	—
Year Ended 2/28/2023	$20.90	0.03	(3.41)	(3.38)	(2.58)	(2.58)
Year Ended 2/28/2022	$27.46	(0.02)	1.70	1.68	(8.24)	(8.24)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2026	$20.69	(0.04)	2.36	2.32	(1.15)	(1.15)
Year Ended 2/28/2025	$18.58	(0.04)	2.76	2.72	(0.61)	(0.61)
Year Ended 2/29/2024	$13.90	0.04	4.64	4.68	—	—
Year Ended 2/28/2023	$19.67	0.04	(3.23)	(3.19)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.27	(0.01)	1.67	1.66	(8.26)	(8.26)
Class R
Year Ended 2/28/2026	$16.71	(0.14)	1.90	1.76	(1.15)	(1.15)
Year Ended 2/28/2025	$15.20	(0.13)	2.25	2.12	(0.61)	(0.61)
Year Ended 2/29/2024	$11.45	(0.04)	3.79	3.75	—	—
Year Ended 2/28/2023	$16.85	(0.05)	(2.77)	(2.82)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.44	(0.15)	1.57	1.42	(8.01)	(8.01)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$17.37	10.97%	1.12%		1.05	%(c)	(0.54%)	53%	$868,154
Year Ended 2/28/2025	$16.71	14.32%	1.11%		1.05	%(c)	(0.54%)	35%	$904,058
Year Ended 2/29/2024	$15.16	33.10%	1.13	%(d)	1.05	%(c),(d)	(0.09%)	100%	$907,931
Year Ended 2/28/2023	$11.39	(15.76%)	1.12	%(d)	1.05	%(c),(d)	(0.13%)	74%	$766,362
Year Ended 2/28/2022	$16.74	2.77%	1.08	%(d)	1.04	%(c),(d)	(0.38%)	93%	$1,094,509
Institutional Class
Year Ended 2/28/2026	$21.45	11.17%	0.87%		0.80	%(c)	(0.29%)	53%	$261,081
Year Ended 2/28/2025	$20.35	14.60%	0.86%		0.80	%(c)	(0.30%)	35%	$275,482
Year Ended 2/29/2024	$18.30	33.48%	0.88	%(d)	0.80	%(c),(d)	0.16%	100%	$307,125
Year Ended 2/28/2023	$13.71	(15.55%)	0.86	%(d)	0.80	%(c),(d)	0.12%	74%	$282,203
Year Ended 2/28/2022	$19.45	2.99%	0.83	%(d)	0.79	%(c),(d)	(0.14%)	93%	$468,670
Institutional 2 Class
Year Ended 2/28/2026	$23.59	11.30%	0.81%		0.74%		(0.24%)	53%	$28,686
Year Ended 2/28/2025	$22.25	14.70%	0.81%		0.74%		(0.24%)	35%	$25,843
Year Ended 2/29/2024	$19.94	33.47%	0.82	%(d)	0.74	%(d)	0.22%	100%	$23,803
Year Ended 2/28/2023	$14.94	(15.51%)	0.81	%(d)	0.74	%(d)	0.18%	74%	$20,199
Year Ended 2/28/2022	$20.90	3.09%	0.77	%(d)	0.74	%(d)	(0.08%)	93%	$31,012

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2026	$21.86	11.33%	0.77%		0.70%		(0.18%)	53%	$1,853
Year Ended 2/28/2025	$20.69	14.70%	0.77%		0.70%		(0.19%)	35%	$1,266
Year Ended 2/29/2024	$18.58	33.67%	0.78	%(d)	0.70	%(d)	0.26%	100%	$1,094
Year Ended 2/28/2023	$13.90	(15.52%)	0.77	%(d)	0.70	%(d)	0.24%	74%	$993
Year Ended 2/28/2022	$19.67	3.14%	0.73	%(d)	0.69	%(d)	(0.03%)	93%	$1,406
Class R
Year Ended 2/28/2026	$17.32	10.66%	1.37%		1.30	%(c)	(0.79%)	53%	$13,369
Year Ended 2/28/2025	$16.71	14.01%	1.36%		1.30	%(c)	(0.79%)	35%	$15,851
Year Ended 2/29/2024	$15.20	32.75%	1.38	%(d)	1.30	%(c),(d)	(0.34%)	100%	$16,883
Year Ended 2/28/2023	$11.45	(15.98%)	1.37	%(d)	1.30	%(c),(d)	(0.38%)	74%	$14,256
Year Ended 2/28/2022	$16.85	2.50%	1.33	%(d)	1.29	%(c),(d)	(0.64%)	93%	$20,484

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 2/28/2026	$20.35	(0.06)	2.32	2.26	(1.15)	(1.15)
Year Ended 2/28/2025(e)	$19.56	(0.02)	1.01	0.99	(0.20)	(0.20)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 2/28/2026	$21.46	11.22%	0.87%	0.80%	(c)	(0.29%	)	53%	$36,483
Year Ended 2/28/2025(e)	$20.35	5.01%	0.88%	0.80%		(0.29%	)	35%	$40,899

Acquiring Fund - Columbia Cornerstone Growth Fund

Unaudited Semiannual Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. These unaudited financial highlights, along with the Fund’s unaudited financial statements, are included in the Fund’s Form N-CSRS, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$77.10	(0.18)	4.73	4.55	—	(7.03)	(7.03)
Year Ended 7/31/2025	$67.86	(0.33)	13.62	13.29	—	(4.05)	(4.05)
Year Ended 7/31/2024	$55.73	(0.18)	14.82	14.64	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$53.85	(0.33)	3.36	3.03	—	(6.80)	(6.80)
Year Ended 7/31/2025	$48.81	(0.60)	9.69	9.09	—	(4.05)	(4.05)
Year Ended 7/31/2024	$41.05	(0.46)	10.73	10.27	—	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Class E
Six Months Ended 1/31/2026 (Unaudited)	$75.33	(0.28)	4.62	4.34	—	(6.82)	(6.82)
Year Ended 7/31/2025	$66.54	(0.50)	13.34	12.84	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.85	(0.35)	14.55	14.20	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$83.20	(0.09)	5.10	5.01	—	(7.22)	(7.22)
Year Ended 7/31/2025	$72.77	(0.16)	14.64	14.48	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.45	(0.04)	15.87	15.83	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$83.46	(0.09)	5.13	5.04	—	(7.23)	(7.23)
Year Ended 7/31/2025	$72.97	(0.15)	14.69	14.54	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.60	(0.05)	15.93	15.88	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)	19.64	19.64	(0.21)	(6.58)	(6.79)

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$74.62	5.66%		0.96%		0.96%	(c)	(0.46%	)	23%	$3,446,053
Year Ended 7/31/2025	$77.10	19.88%		0.97%		0.97%	(c)	(0.47%	)	48%	$3,439,215
Year Ended 7/31/2024	$67.86	27.17%		0.98%		0.98%	(c)	(0.31%	)	39%	$3,131,030
Year Ended 7/31/2023	$55.73	17.10%		1.00%	(d)	1.00%	(c),(d)	(0.10%	)	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35%	)	0.98%	(d)	0.98%	(d)	(0.23%	)	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%		0.99%	(d)	0.99%	(c),(d)	(0.21%	)	52%	$2,900,684
Class C
Six Months Ended 1/31/2026 (Unaudited)	$50.08	5.27%		1.71%		1.71%	(c)	(1.21%	)	23%	$45,777
Year Ended 7/31/2025	$53.85	18.99%		1.72%		1.72%	(c)	(1.22%	)	48%	$46,576
Year Ended 7/31/2024	$48.81	26.21%		1.73%		1.73%	(c)	(1.05%	)	39%	$45,536
Year Ended 7/31/2023	$41.05	16.19%		1.75%	(d)	1.75%	(c),(d)	(0.83%	)	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96%	)	1.73%	(d)	1.73%	(d)	(0.96%	)	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%		1.74%	(d)	1.74%	(c),(d)	(0.93%	)	52%	$81,519

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class E
Six Months Ended 1/31/2026 (Unaudited)	$72.85	5.51%	1.24%	1.24%(c)	(0.74%)	23%	$15,015
Year Ended 7/31/2025	$75.33	19.59%	1.24%	1.24%(c)	(0.73%)	48%	$15,595
Year Ended 7/31/2024	$66.54	26.80%	1.27%	1.27%(c)	(0.59%)	39%	$16,701
Year Ended 7/31/2023	$54.85	16.68%	1.37%(d)	1.36%(c),(d)	(0.45%)	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61%)	1.28%(d)	1.28%(d)	(0.53%)	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%	1.27%(d)	1.26%(c),(d)	(0.48%)	52%	$20,376
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$80.99	5.79%	0.71%	0.71%(c)	(0.21%)	23%	$1,637,675
Year Ended 7/31/2025	$83.20	20.18%	0.72%	0.72%(c)	(0.22%)	48%	$1,539,893
Year Ended 7/31/2024	$72.77	27.48%	0.73%	0.73%(c)	(0.06%)	39%	$1,506,699
Year Ended 7/31/2023	$59.45	17.40%	0.75%(d)	0.75%(c),(d)	0.15%	45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15%)	0.73%(d)	0.73%(d)	0.02%	46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%	0.74%(d)	0.74%(c),(d)	0.04%	52%	$1,360,640
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$81.27	5.81%	0.70%	0.70%	(0.20%)	23%	$105,190
Year Ended 7/31/2025	$83.46	20.21%	0.70%	0.70%	(0.20%)	48%	$96,187
Year Ended 7/31/2024	$72.97	27.50%	0.71%	0.71%	(0.07%)	39%	$65,121
Year Ended 7/31/2023	$59.60	17.44%	0.72%(d)	0.72%(d)	0.35%	45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13%)	0.71%(d)	0.71%(d)	0.04%	46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%	0.72%(d)	0.72%(d)	(0.00%)	52%	$108,093

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$84.06	(0.06)	5.16	5.10	—	(7.27)	(7.27)
Year Ended 7/31/2025	$73.44	(0.11)	14.78	14.67	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.93	0.01	16.01	16.02	—	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 1/31/2026 (Unaudited)	$74.76	(0.27)	4.60	4.33	—	(6.85)	(6.85)
Year Ended 7/31/2025	$66.06	(0.49)	13.24	12.75	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.45	(0.34)	14.46	14.12	—	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$83.20	(0.09)	5.10	5.01	—	(7.22)	(7.22)
Year Ended 7/31/2025(e)	$75.13	(0.16)	12.28	12.12	—	(4.05)	(4.05)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$81.89	5.83%		0.65%		0.65%		(0.14%	)	23%	$854,003
Year Ended 7/31/2025	$84.06	20.26%		0.65%		0.65%		(0.15%	)	48%	$880,236
Year Ended 7/31/2024	$73.44	27.58%		0.66%		0.66%		0.02%		39%	$885,574
Year Ended 7/31/2023	$59.93	17.49%		0.67%	(d)	0.67%	(d)	0.24%		45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09%	)	0.66%	(d)	0.66%	(d)	0.09%		46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%		0.66%	(d)	0.66%	(d)	0.09%		52%	$877,535
Class R
Six Months Ended 1/31/2026 (Unaudited)	$72.24	5.53%		1.21%		1.21%	(c)	(0.71%	)	23%	$22,759
Year Ended 7/31/2025	$74.76	19.59%		1.22%		1.22%	(c)	(0.72%	)	48%	$22,514
Year Ended 7/31/2024	$66.06	26.85%		1.23%		1.23%	(c)	(0.58%	)	39%	$17,397
Year Ended 7/31/2023	$54.45	16.80%		1.25%	(d)	1.25%	(c),(d)	(0.34%	)	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56%	)	1.23%	(d)	1.23%	(d)	(0.48%	)	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%		1.24%	(d)	1.24%	(c),(d)	(0.44%	)	52%	$10,247
Class S
Six Months Ended 1/31/2026 (Unaudited)	$80.99	5.79%		0.71%		0.71%	(c)	(0.21%	)	23%	$208,847
Year Ended 7/31/2025(e)	$83.20	16.41%		0.73%		0.73%		(0.25%	)	48%	$210,453

Acquiring Fund - Columbia Cornerstone Growth Fund

Audited Annual Financial Highlights

The following table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2025	$67.86	(0.33)	13.62	13.29	—	(4.05)	(4.05)
Year Ended 7/31/2024	$55.73	(0.18)	14.82	14.64	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Class C
Year Ended 7/31/2025	$48.81	(0.60)	9.69	9.09	—	(4.05)	(4.05)
Year Ended 7/31/2024	$41.05	(0.46)	10.73	10.27	—	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Class E
Year Ended 7/31/2025	$66.54	(0.50)	13.34	12.84	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.85	(0.35)	14.55	14.20	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Institutional Class
Year Ended 7/31/2025	$72.77	(0.16)	14.64	14.48	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.45	(0.04)	15.87	15.83	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Year Ended 7/31/2025	$72.97	(0.15)	14.69	14.54	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.60	(0.05)	15.93	15.88	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)	19.64	19.64	(0.21)	(6.58)	(6.79)

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025	$77.10	19.88%		0.97%		0.97%	(c)	(0.47%	)	48%	$3,439,215
Year Ended 7/31/2024	$67.86	27.17%		0.98%		0.98%	(c)	(0.31%	)	39%	$3,131,030
Year Ended 7/31/2023	$55.73	17.10%		1.00%	(d)	1.00%	(c),(d)	(0.10%	)	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35%	)	0.98%	(d)	0.98%	(d)	(0.23%	)	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%		0.99%	(d)	0.99%	(c),(d)	(0.21%	)	52%	$2,900,684
Class C
Year Ended 7/31/2025	$53.85	18.99%		1.72%		1.72%	(c)	(1.22%	)	48%	$46,576
Year Ended 7/31/2024	$48.81	26.21%		1.73%		1.73%	(c)	(1.05%	)	39%	$45,536
Year Ended 7/31/2023	$41.05	16.19%		1.75%	(d)	1.75%	(c),(d)	(0.83%	)	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96%	)	1.73%	(d)	1.73%	(d)	(0.96%	)	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%		1.74%	(d)	1.74%	(c),(d)	(0.93%	)	52%	$81,519
Class E
Year Ended 7/31/2025	$75.33	19.59%		1.24%		1.24%	(c)	(0.73%	)	48%	$15,595
Year Ended 7/31/2024	$66.54	26.80%		1.27%		1.27%	(c)	(0.59%	)	39%	$16,701
Year Ended 7/31/2023	$54.85	16.68%		1.37%	(d)	1.36%	(c),(d)	(0.45%	)	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61%	)	1.28%	(d)	1.28%	(d)	(0.53%	)	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%		1.27%	(d)	1.26%	(c),(d)	(0.48%	)	52%	$20,376
Institutional Class
Year Ended 7/31/2025	$83.20	20.18%		0.72%		0.72%	(c)	(0.22%	)	48%	$1,539,893
Year Ended 7/31/2024	$72.77	27.48%		0.73%		0.73%	(c)	(0.06%	)	39%	$1,506,699
Year Ended 7/31/2023	$59.45	17.40%		0.75%	(d)	0.75%	(c),(d)	0.15%		45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15%	)	0.73%	(d)	0.73%	(d)	0.02%		46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%		0.74%	(d)	0.74%	(c),(d)	0.04%		52%	$1,360,640

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Year Ended 7/31/2025	$83.46	20.21%		0.70%		0.70%		(0.20%	)	48%	$96,187
Year Ended 7/31/2024	$72.97	27.50%		0.71%		0.71%		(0.07%	)	39%	$65,121
Year Ended 7/31/2023	$59.60	17.44%		0.72%	(d)	0.72%	(d)	0.35%		45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13%	)	0.71%	(d)	0.71%	(d)	0.04%		46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%		0.72%	(d)	0.72%	(d)	(0.00%	)	52%	$108,093

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2025	$73.44	(0.11)	14.78	14.67	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.93	0.01	16.01	16.02	—	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Class R
Year Ended 7/31/2025	$66.06	(0.49)	13.24	12.75	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.45	(0.34)	14.46	14.12	—	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Class S
Year Ended 7/31/2025(e)	$75.13	(0.16)	12.28	12.12	—	(4.05)	(4.05)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2025	$84.06	20.26%		0.65%		0.65%		(0.15%	)	48%	$880,236
Year Ended 7/31/2024	$73.44	27.58%		0.66%		0.66%		0.02%		39%	$885,574
Year Ended 7/31/2023	$59.93	17.49%		0.67%	(d)	0.67%	(d)	0.24%		45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09%	)	0.66%	(d)	0.66%	(d)	0.09%		46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%		0.66%	(d)	0.66%	(d)	0.09%		52%	$877,535
Class R
Year Ended 7/31/2025	$74.76	19.59%		1.22%		1.22%	(c)	(0.72%	)	48%	$22,514
Year Ended 7/31/2024	$66.06	26.85%		1.23%		1.23%	(c)	(0.58%	)	39%	$17,397
Year Ended 7/31/2023	$54.45	16.80%		1.25%	(d)	1.25%	(c),(d)	(0.34%	)	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56%	)	1.23%	(d)	1.23%	(d)	(0.48%	)	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%		1.24%	(d)	1.24%	(c),(d)	(0.44%	)	52%	$10,247
Class S
Year Ended 7/31/2025(e)	$83.20	16.41%		0.73%		0.73%		(0.25%	)	48%	$210,453

EXHIBIT B – COMPARISON OF ORGANIZATIONAL DOCUMENTS

The table below highlights certain key terms of the Declarations of Trust and By-Laws of the Acquiring Fund and Target Funds.

	Columbia Funds Series Trust I (“CFST I”)	Columbia Funds Series Trust (“CFST”)
Shareholder Liability

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims any power to bind a shareholder personally or require payment beyond amounts the shareholder personally agrees to pay, and directs that all persons with claims against the trust look solely to trust assets for payment.

If a shareholder is nonetheless held personally liable solely by reason of being a shareholder, the Declaration of Trust provides that such shareholder is entitled to indemnification out of the assets of the applicable series.

Shareholders of a Delaware statutory trust are not personally liable for the obligations of the trust solely by reason of their status as shareholders. Ownership of shares does not entitle a shareholder to any interest in specific trust property, nor does it create a partnership or similar relationship with the trust or other shareholders. The Declaration of Trust provides that shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized under Delaware law.

In addition, if a shareholder is exposed to liability solely as a result of being or having been a shareholder, the Declaration of Trust provides for indemnification of such shareholder out of the assets of the trust against losses and expenses arising from such claim.

Shareholder Voting Rights

Shareholders have the power to vote only (i) for the election of trustees, (ii) to the extent provided in the Declaration of Trust as to whether or not a court action, proceeding, or claim should be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders, (iii) with respect to the termination of the trust or any series or class, and (iv) with respect to such additional matters relating to the trust as may be required by applicable law (including the Investment Company Act of 1940), the Declaration of Trust, the Bylaws, or any registration of the trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable.

Each whole share (or fractional share) outstanding on the record date is entitled to a number of votes equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date. On any matter submitted to a vote of shareholders, all

Shareholders have only those voting rights expressly required under the Investment Company Act of 1940 or applicable Delaware law. The Declaration of Trust does not confer independent voting rights on shareholders with respect to the management, operation, or termination of the trust except where such rights are mandated by law or otherwise authorized by the board.

Consistent with the Investment Company Act of 1940, shareholders may vote, under specified circumstances, on matters including (i) the election of trustees, (ii) approval of investment advisory and principal underwriting agreements, (iii) approval of changes in fundamental investment policies or subclassification, (iv) approval of distribution plans under Rule 12b-1, and (v) termination of the trust’s independent public accountant. Shareholders may also vote on such other matters as the board determines to submit.

shares of the trust then entitled to vote are voted in the aggregate as a single class without regard to series or class, except (1) when required by the Investment Company Act of 1940 or when the trustees have determined that the matter affects one or more series or classes materially differently, in which case shares are voted by individual series or class, and (2) when the matter affects only the interests of one or more series or classes, in which case only shareholders of such series or classes are entitled to vote. There is no cumulative voting in the election of trustees.

Each whole share is entitled to one vote, with fractional shares entitled to proportionate fractional voting rights. Unless otherwise required by the Investment Company Act of 1940 or determined by the board, all Shares vote together as a single class; however, when required by the Investment Company Act of 1940 or when the board determines that a matter affects one or more series or classes differently, voting is conducted by the relevant series or class. The Declaration of Trust further provides that there is no cumulative voting in the election of trustees.

Shareholder Meetings

Meetings of the shareholders may be called by the trustees for the purpose of electing trustees and for such other purposes as may be prescribed by law, by the Declaration of Trust, or by the Bylaws. Meetings may also be called by the trustees from time to time for the purpose of taking action upon any other matter deemed by the trustees to be necessary or desirable. A meeting of shareholders may be held at any place designated by the trustees.

Notice of any meeting of shareholders, stating the time and place of the meeting, must be given by the trustees to each shareholder by mailing such notice, postage prepaid, at least seven days before the meeting at the shareholder’s address as it appears on the records of the trust, or by facsimile or other electronic transmission at least seven days before the meeting to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the trust or its agent by the shareholder. A written waiver of notice executed by a shareholder or his or her duly authorized attorney before or after the meeting and filed with the records of the meeting is deemed equivalent to such notice.

The trust is not required to hold annual meetings of shareholders, and the Declaration of Trust does not grant shareholders the right to call a meeting on their own initiative; meetings are called by

Meetings of shareholders may be called by the board for purposes required by law, including the election of trustees, and for such additional matters as the board determines to submit. Meetings may be held at any place designated by the board.

Notice of shareholder meetings must be provided to shareholders within prescribed timeframes and may be delivered by various means, including mail or electronic transmission, to the address or contact information of record. Attendance at a meeting or execution of a written waiver constitutes waiver of notice under the circumstances specified in the Declaration of Trust.

The Declaration of Trust does not require the trust to hold annual meetings of shareholders. Shareholders generally do not have the independent right to call meetings, except to the extent such rights arise under the Investment Company Act of 1940 Act or Delaware law (including, as applicable, rights relating to the removal of trustees).

Any action required or permitted to be taken by shareholders may be taken without a meeting if shareholders holding the requisite voting power consent in writing, and such consents are filed with the records of shareholder meetings.

the trustees. Any action that may be taken by shareholders may also be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter, and a majority of the shares of any series or class entitled to vote separately on the matter, consent to the action in writing and such written consents are filed with the records of the meetings of shareholders.

The placing of a shareholder’s name on a proxy pursuant to telephonic or electronically transmitted instructions obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such shareholder constitutes execution of such proxy by or on behalf of such shareholder.

Shareholder Quorum

Except when a larger quorum is required by law, the Bylaws, or the Declaration of Trust, 30% of the votes entitled to be cast constitutes a quorum at a shareholders’ meeting. When one or more series or classes votes as a single class separate from other shares voting on the same matters, 30% of the votes entitled to be cast by each such class constitutes a quorum for that class.

Any meeting may be adjourned by a majority of votes properly cast, whether or not a quorum is present, and held as adjourned within a reasonable time without further notice. When a quorum is present, a majority of shares voted decides any question and a plurality elects a trustee, except when a larger vote is required. If a question would adversely affect the rights of any series or class, the vote of a majority of such series or class, voting separately, is also required.

A quorum at a meeting of shareholders is present when 33 1/3% of the shares entitled to vote are represented, unless a larger quorum is required by applicable law or the Declaration of Trust. When one or more series or classes votes separately, the same 33 1/3% threshold applies to each such series or class entitled to vote.

When a quorum is present, a majority of the shares represented at the meeting decides any matter presented for shareholder vote, except where a larger vote is required by applicable law or the Declaration of Trust. The election of trustees is determined by a plurality of the votes cast.

Shareholder meetings may be adjourned from time to time by a majority of the votes properly cast on the question of adjournment, whether or not a quorum is present, and may be reconvened within a reasonable time in accordance with the Declaration of Trust’s notice provisions.

Trustee Power to Amend Organizational Document	The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then trustees, provided that notice of such amendment is transmitted promptly to shareholders of record at the close of business on the effective date of such amendment. Notice to shareholders is not required for amendments having the purpose of supplying any omission, curing any

The trustees have the authority to amend the Declaration of Trust without shareholder approval, except to the extent that shareholder approval is expressly required under Delaware law or the Investment Company Act of 1940. Shareholders acquire shares with notice that the Declaration of Trust may be amended without their approval in such circumstances.

ambiguity, or curing, correcting, or supplementing any defective or inconsistent provision, or having any other purpose which is ministerial or clerical in nature. Shareholder approval is not required for amendments to the Declaration of Trust.

In addition, the trustees have the power to amend the Declaration of Trust without shareholder action so as to add to, delete, replace, or otherwise modify any provisions relating to the shares for the purpose of (i) responding to or complying with any regulations, orders, rulings, or interpretations of any governmental agency or any laws applicable to the trust, or (ii) designating and establishing additional series or classes; provided that the trustees must determine that any such amendment is consistent with the fair and equitable treatment of all shareholders.

The Bylaws may be amended or repealed, in whole or in part, by a majority of the trustees then in office at any meeting of the trustees, or by written consent in lieu thereof, without shareholder approval.

Any such amendment may be effected by the trustees through an amendment, supplemental instrument, or an amended and restated declaration of trust. The trustees may, however, submit amendments to shareholders for approval in their discretion or where such approval is required by applicable law.

Termination of Trust

The trust continues indefinitely unless terminated in accordance with the Declaration of Trust. The trust may be terminated at any time by vote of at least 66-2/3% of the shares of each series, voting separately, or by the trustees upon written notice to shareholders. Any individual series or class may be similarly terminated.

Upon termination, after satisfying all charges, taxes, expenses, and liabilities attributable to the applicable series or class, the trustees shall reduce the remaining assets to distributable form and distribute the proceeds ratably to shareholders according to the number of shares held as of the date of termination.

The trust is intended to continue without limitation of time unless terminated in accordance with its terms. The trust, or any series thereof, may be dissolved and terminated at any time by the board upon written notice to shareholders, except to the extent that shareholder approval is expressly required under the Investment Company Act of 1940. Where such approval is required, termination may be effected by a vote of a majority of the shares entitled to vote (or, in the case of a series, a majority of the shares of such series).

Upon termination of the trust or any series, the trustees are required to pay or make reasonable provision for all charges, taxes, expenses, claims, and liabilities. The remaining assets are then reduced to distributable form and distributed to shareholders of the applicable series ratably in accordance with their respective holdings as of the date of dissolution.

Merger or Consolidation

The trust or any series may consolidate, merge with, or transfer all or substantially all assets to or from other entities organized under U.S. state laws, pursuant to a trustee-approved reorganization plan.

Unless otherwise required by applicable law, such transactions effected pursuant to a plan of reorganization approved by a majority of the trustees may be authorized without shareholder approval.

The board has the authority to cause the trust or any series to (i) merge or consolidate with, or sell all or substantially all of its assets to, another trust or company; (ii) effect a merger, consolidation, or sale of assets at the series level with another series of the trust or another series of another trust or company; (iii) convert the shares of a class into another class of the same series; (iv) convert the shares of the trust or any series into beneficial interests in another statutory trust or series thereof; or (v) exchange the shares of the trust or any series for shares in another trust or company under or pursuant to applicable state or federal law.

Such transactions may be approved and effected by the board upon written notice to shareholders, without any vote or other action of shareholders, except to the extent that the Investment Company Act of 1940 expressly grants shareholders the power to vote on such transactions. Where such shareholder approval is required, the transaction may be approved by a vote of a majority of the shares of the trust voting in the aggregate (for a trust-level transaction) or a majority of the shares of the affected series (for a series-level transaction or conversion).

The Declaration of Trust further provides that the foregoing framework is intended to eliminate any right to vote on a merger, consolidation, sale of assets, or conversion that might otherwise be conferred by Section 3815, Section 3821, or any other provision of the Delaware Statutory Trust Act.

Removal of Trustees

Trustees may fix their number, fill vacancies, and remove trustees with or without cause. Any trustee may resign by written instrument effective upon receipt. Removed or resigned trustees have no right to subsequent compensation. Death, resignation, removal, or incapacity of trustees does not annul the trust.

Shareholders may elect trustees as required by the Investment Company Act of 1940, including at any meeting of shareholders

The number of trustees may be fixed from time to time by the trustees. Vacancies on the board may be filled by a majority of the remaining trustees, even if less than a quorum, or by a sole remaining trustee.

A trustee may resign by delivering a written resignation, effective upon delivery or at a later specified date. A trustee may be removed with or without cause by a written instrument signed by at least 75% of the other trustees. In addition, if required under called for that purpose, and may elect a trustee’s successor, who shall serve during the continued lifetime of the trust until he or she dies, resigns, or is removed, or until the next such meeting and the election and qualification of his or her own successor, whichever occurs sooner.

the Investment Company Act of 1940, a trustee may be removed by shareholders by a vote of at least two-thirds of the outstanding shares.

The Declaration of Trust provides that the death, resignation, retirement, removal, or incapacity of one or more trustees does not terminate the trust or revoke any existing authority.

Trustee Liability

No trustee, officer, employee, or agent of the trust is subject to any liability whatsoever to any person in connection with trust property or the affairs of the trust. A trustee is liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee, and is not liable for errors of judgment or mistakes of fact or law. The trustees may rely on the advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and shall have no liability for any act or omission taken in accordance with such advice.

No special appointment, designation, or identification of a trustee—including as chairman, lead independent trustee, committee member, or audit committee financial expert—shall impose any greater duty, obligation, or liability, or affect such trustee’s entitlement to indemnification. The trustees are not required to give any bond as such, nor any surety if a bond is required.

Trustees are not liable for actions taken in their capacity as trustees, except in circumstances involving willful misfeasance, bad faith, negligence, or reckless disregard of their duties. A trustee will not be liable for errors of judgment or mistakes of fact or law made in good faith in the conduct of trust affairs.

The Declaration of Trust further provides that trustees and other covered persons may be indemnified against expenses, judgments, fines, and settlements incurred in connection with proceedings arising from their service to the trust, provided that they acted in good faith and in a manner believed to be in the best interests of the trust, and not in a manner involving the disabling conduct described above. Indemnification is subject to specified conditions and approval requirements, and may not be available in cases involving improper personal benefit or other disqualifying conduct.

Trustee Indemnification

The trust indemnifies each trustee and officer, including persons serving at the trust’s request as directors, officers, or trustees of another organization in which the trust has an interest (each, a “Covered Person”), to the fullest extent permitted by applicable law, against all liabilities and expenses — including amounts paid in satisfaction of judgments, compromises, fines, penalties, and reasonably incurred counsel fees — arising from any pending, threatened, or contemplated action, suit, or proceeding (whether civil, criminal, administrative, or regulatory) by reason of any alleged act or omission as a Covered

The trust may indemnify trustees and other covered persons against expenses, judgments, fines, settlements, and other amounts incurred in connection with proceedings arising from their service, provided that such persons acted in good faith and in a manner reasonably believed to be in the best interests of the trust, and, in criminal matters, without reasonable cause to believe their conduct was unlawful.

Indemnification is not available for liabilities arising from willful misfeasance, bad faith, negligence, or reckless disregard of duties, or where improper personal

Person. Indemnification is not available where a Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the trust, nor against any liability to the trust or its shareholders arising from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

The trust may advance expenses, including counsel fees (but excluding judgment amounts, compromises, fines, or penalties), upon receipt of an undertaking to repay if indemnification is ultimately not authorized, provided that (a) appropriate security has been furnished, (b) the trust is insured against losses from such advances, or (c) a majority of disinterested trustees or independent legal counsel has determined there is reason to believe the Covered Person will be found entitled to indemnification.

As to matters disposed of without court adjudication on disqualifying conduct, indemnification is provided if approved by a majority of disinterested trustees or supported by independent legal counsel’s written opinion determining good faith and the absence of disqualifying conduct. The rights of indemnification are not exclusive of other rights, and the trust may purchase and maintain liability insurance on behalf of any Covered Person.

benefit has been adjudicated. In addition, indemnification for certain matters requires a determination that the applicable standard of conduct has been satisfied, which must be made either by a majority of disinterested trustees or by written opinion of legal counsel.

The Declaration of Trust further provides that expenses may be advanced in connection with the defense of a proceeding upon a written undertaking to repay such amounts if indemnification is ultimately determined not to be available, subject to specified conditions, including the provision of security, insurance, or a determination that the person is likely entitled to indemnification.

Dividends

Trustees distribute at least annually to each series’ shareholders an amount approximately equal to that series’ net income, in shares, cash, or otherwise, and may authorize additional distributions solely from that series’ assets.

Dividends and distributions are paid pro rata based on shares held as of the record date. Trustees may adjust valuation methods as permitted by law, and negative net income constitutes a shareholder liability to that series.

Dividends and distributions with respect to any series are paid solely from the assets of that series and are made ratably among shareholders of that series based on the number of shares held as of the applicable record date.

The board has discretion, consistent with applicable law, to determine which items are treated as income and which as capital, and such determinations and allocations are binding on shareholders.

Involuntary Redemption of Accounts

The trust may, at its option and at any time, redeem shares of any shareholder at net asset value: (i) if such shareholder owns shares of any series or class having an aggregate net asset value below an amount

The board has the authority to redeem shares and to determine the terms and conditions under which shares may be redeemed, repurchased, or transferred, in accordance with applicable law.

determined from time to time by the trustees; or (ii) to the extent such shareholder owns shares equal to or exceeding a percentage of the outstanding shares of the trust or of any series or class, as determined from time to time by the trustees. Net asset value for purposes of any such redemption is determined in accordance with the Investment Company Act of 1940, the rules and regulations thereunder, and any related procedures or policies adopted or authorized by the trustees.

The redemption price may be paid wholly or partly in kind if the trustees determine such payment is advisable in the interest of the remaining shareholders of the relevant series. The fair value, selection, and quantity of any securities or other property delivered as all or part of the redemption price may be determined by or under authority of the trustees.

The Declaration of Trust further provides that redemptions and repurchases of Shares of any series or class must be effected solely from the assets of that series or class, and shareholders of a particular series or class do not have any claim against the assets of any other series in connection with such transactions.

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 17, 2026

STATEMENT OF ADDITIONAL INFORMATION

August 17, 2026

This Statement of Additional Information (the “SAI”) relates to the following reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) that have been approved by the Board of Trustees of Columbia Funds Series Trust I (“CFST I”) and Columbia Funds Series Trust (“CFST”):

•

Columbia Select Large Cap Growth Fund, a series of CFST I, and Columbia Large Cap Growth Opportunity Fund, a series of CFST (each a “Target Fund” and collectively, the “Target Funds”), with and into Columbia Cornerstone Growth Fund, a series of CFST I (the “Acquiring Fund”).

Each of the Target Funds and the Acquiring Fund are referred to herein individually as a “Fund” and collectively as the “Funds.”

This SAI contains information which may be of interest to shareholders of Columbia Large Cap Growth Opportunity Fund and Columbia Select Large Cap Growth Fund but which is not included in the combined Information Statement/Prospectus dated August 17, 2026 (the “Combined Information Statement/Prospectus”) that relates to the Reorganizations. This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. As described in the Combined Information Statement/Prospectus, the Reorganizations will involve the transfer of all the assets of each Target Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Target Funds by the Acquiring Fund. Each Target Fund will distribute pro rata the Acquiring Fund shares it receives to its respective shareholders in complete liquidation of each Target Fund. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge at columbiathreadneedleus.com, by calling toll-free (800) 345-6611, or by writing to Columbia Funds, 290 Congress Street, Boston, Massachusetts 02210.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this SAI by reference:

Acquiring Fund: Columbia Cornerstone Growth Fund (SEC File nos. 2-99356 and 811-04367)

•	the statement of additional information of CFST I dated July 1, 2026, as supplemented and amended to date;

•	the audited financial statements and other information included in the Form N-CSR filing of Columbia Cornerstone Growth Fund for the fiscal year ended July 31, 2025; and

•	the unaudited financial statements and other information included in the Form N-CSR filing of Columbia Cornerstone Growth Fund for the fiscal period ended January 31, 2026.

Target Fund: Columbia Select Large Cap Growth (SEC File nos. 2-99356 and 811-04367)

•	the statement of additional information of CFST I dated July 1, 2026, as supplemented and amended to date; and

•	the audited financial statements and other information included in the Form N-CSR filing of Columbia Select Large Cap Growth Fund for the fiscal year ended March 31, 2026.

Target Fund: Columbia Large Cap Growth Opportunity Fund (SEC File nos. 333-89661 and 811-09645)

•	the statement of additional information of CFST dated July 1, 2026, as supplemented and amended to date; and

•	the audited financial statements and other information included in the Form N-CSR filing of Columbia Large Cap Growth Opportunity Fund for the fiscal year ended February 28, 2026.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of the Acquiring Fund, including all current trustees thereof who are not “interested persons” as defined in the Investment Company Act of 1940, as amended, has selected PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402, to act as the independent registered public accounting firm for the Acquiring Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

The audited financial statements of Columbia Select Large Cap Growth Fund filed on Form N-CSR for the fiscal year ended March 31, 2026 are incorporated by reference into this SAI and have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting.

The audited financial statements of Columbia Large Cap Growth Opportunity Fund filed on Form N-CSR for the fiscal year ended February 28, 2026 are incorporated by reference into this SAI and have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting.

The audited financial statements of Columbia Cornerstone Growth Fund for the fiscal year ended July 31, 2025 are incorporated by reference into this SAI and have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting. The unaudited financial statements of Columbia Cornerstone Growth Fund filed on Form N-CSRS for the six months ended January 31, 2026 are also incorporated by reference into this SAI.

1

SUPPLEMENTAL FINANCIAL INFORMATION

The following supplemental financial information regarding the Acquiring Fund is provided pursuant to Rule 6-11(d)(2) under Regulation S-X in lieu of pro forma financial statements for the Acquiring Fund that would otherwise be required under Regulation S-X.

•	Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

•

A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “SUMMARY - Fees and Expenses” of the Combined Information Statement/Prospectus.

•

The Reorganizations will not result in a material change to either Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. However, it is anticipated that approximately 10% of Columbia Select Large Cap Growth Fund’s holdings and approximately 1% of Columbia Large Cap Growth Opportunity Fund’s holdings will be aligned or sold and the proceeds invested in securities that the Acquiring Fund wishes to hold. Each Target Fund will bear its own costs related to such portfolio repositioning, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable. These costs are expected to be minimal, if any, because of the significant portfolio overlap between each Target Fund and the Acquiring Fund.

•	There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

2

COLUMBIA FUNDS SERIES TRUST I

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15. — Indemnification

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons) to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Registrant’s Bylaws, which have been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (the 1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.

Item 16. Exhibits

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(1)	(a)(1) Second Amended and Restated Agreement and Declaration of Trust, effective August 10, 2005	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #40 on Form N-1A	(a)(1)	9/16/2005

(1)	(a)(2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, effective September 19, 2005	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #40 on Form N-1A	(a)(2)	9/16/2005

(1)	(a)(3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust, effective December 13, 2017	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #313 on Form N-1A	(a)(3)	1/16/2018

(1)	(a)(4) Amendment No. 3 to Second Amended and Restated Agreement and Declaration of Trust, effective March 7, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #318 on Form N-1A	(a)(4)	3/29/2018

(1)	(a)(5) Amendment No. 4 to Second Amended and Restated Agreement and Declaration of Trust, effective December 13, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #342 on Form N-1A	(a)(5)	12/21/2018

(1)	(a)(6) Amendment No. 5 to Second Amended and Restated Agreement and Declaration of Trust, effective June 12, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #351 on Form N-1A	(a)(6)	6/21/2019

(1)	(a)(7) Amendment No. 6 to Second Amended and Restated Agreement and Declaration of Trust, effective December 11, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #369 on Form N-1A	(a)(7)	12/20/2019

(1)	(a)(8) Amendment No. 7 to Second Amended and Restated Agreement and Declaration of Trust, effective October 9, 2020	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #383 on Form N-1A	(a)(8)	12/23/2020

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(1)	(a)(9) Amendment No. 8 to Second Amended and Restated Agreement and Declaration of Trust, effective July 19, 2021	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #386 on Form N-1A	(a)(9)	7/28/2021

(1)	(a)(10) Amendment No. 9 to Second Amended and Restated Agreement and Declaration of Trust, effective June 23, 2022	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #395 on Form N-1A	(a)(10)	7/18/2022

(1)	(a)(11) Amendment No. 10 to Second Amendment and Restated Declaration of Trust, effective September 1, 2022	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #398 on Form N-1A	(a)(11)	9/26/2022

(1)	(a)(12) Amendment No. 11 to Second Amendment and Restated Declaration of Trust, effective December 14, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #413 on Form N-1A	(a)(12)	2/26/2024

(1)	(a)(13) Amendment No. 12 to Second Amendment and Restated Declaration of Trust, effective March 27, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #425 on Form N-1A	(a)(13)	4/1/2025

(1)	(a)(14) Amendment No. 13 to Second Amendment and Restated Declaration of Trust, effective September 5, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #430 on Form N-1A	(a)(14)	9/24/2025

(1)	(a)(15) Amendment No. 14 to Second Amendment and Restated Declaration of Trust, effective March 19, 2026	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #435 on Form N-1A	(a)(15)	4/23/2026

(2)	By-Laws as amended November 2020		CFST I	2-99356	Post- Effective Amendment #383 on Form N-1A	(b)	12/23/2020

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization	Filed herewith

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(5)	Articles III and V of the Registrant’s Amended and Restated Declaration of Trust dated April 15, 2016, defining the rights of holders of securities being registered	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #40 on Form N-1A	(a)(1)	9/16/2005

(6)	(a)(1) Amended and Restated Management Agreement, as of April 25, 2016, between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #257 on Form N-1A	(d)(1)	4/27/2016

(6)	(a)(1)(i) Schedule A and Schedule B, effective July 1, 2024, to the Management Agreement (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, and Columbia Funds Variable Insurance Trust	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #418 on Form N-1A	(d)(1)(i)	7/26/2024

(6)	(a)(2) Amended and Restated Management Agreement, as of June 1, 2023, between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #406 on Form N-1A	(d)(2)	7/26/2023

(6)	(a)(2)(i) Schedule A and Schedule B, as of March 27, 2025, to the Management Agreement between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, as of June 1, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #425 on Form N-1A	(d)(2)(i)	4/1/2025

(6)	(a)(3) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AlphaSimplex Group, LLC,, effective March 15, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #407 on Form N-1A	(d)(4)	8/24/2023

(6)	(a)(3)(i) Addendum, dated March 15, 20232, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AlphaSimplex Group, LLC., dated March 15, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #407 on Form N-1A	(d)(4)(i)	8/24/2023

(6)	(a)(4) Amended and Restated Subadvisory Agreement, dated December 13, 2018, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC,	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #351 on Form N-1A	(d)(3)(iii)	6/21/2019

(6)	(a)(4)(i) Amendment No. 1, as of June 12, 2019, to the Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC, dated December 13, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(3)(iv)	9/24/2019

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(4)(ii) Addendum, dated June 12, 2019, to the Amended and Restated Subadvisory Agreement dated December 13, 2018, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC with respect to CMSAF2 Offshore Fund, Ltd	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(3)(vi)	9/24/2019

(6)	(a)(5) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Arrowstreet Capital, Limited Partnership., dated March 7, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #324 on Form N-1A	(d)(18)	5/4/2018

(6)	(a)(6) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Baillie Gifford Overseas Limited, effective March 7, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #324 on Form N-1A	(d)(19)	5/4/2018

(6)	(a)(6)(i) Amendment No. 1, dated March 11, 2020, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Baillie Gifford Overseas Limited, effective May 14, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #374 on Form N-1A	(d)(16)(i)	4/27/2020

(6)	(a)(6)(ii) Amendment No. 2, dated September 27, 2024, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Baillie Gifford Overseas Limited, effective May 14, 2018, as amended, March 11, 2020	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #421 on Form N-1A	(d)(7)(ii)	11/25/2024

(6)	(a)(7) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Boston Partners Global Investors Inc., dated August 18, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #276 on Form N-1A	(d)(15)	9/30/2016

(6)	(a)(7)(i) Amendment No. 1, dated June 26, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Boston Partners Global Investors Inc., dated August 18, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #338 on Form N-1A	(d)(14)(i)	11/27/2018

(6)	(a)(8) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Causeway Capital Management LLC, effective March 7, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #324 on Form N-1A	(d)(20)	5/4/2018

(6)	(a)(8)(i) Amendment 1, dated March 10, 2023, to Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Causeway Capital Management LLC, effective March 7, 2018	Incorporated by Reference Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #404 on Form N-1A	(d)(16)(i)	4/27/2023

(6)	(a)(9) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #205 on Form N-1A	(d)(11)	8/28/2014

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(9)(i) Amendment No. 1, dated June 1, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #338 on Form N-1A	(d)(11)(i)	11/27/2018

(6)	(a)(9)(ii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #369 on Form N-1A	(d)(8)(ii)	12/20/2019

(6)	(a)(10) Subadvisory Agreement dated October 15, 2021, between Columbia Management Investment Advisers, LLC and Crabel Capital Management, LLC,	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #393 on Form N-1A	(d)(22)	2/25/2022

(6)	(a)(10)(i) Addendum dated October 15, 2021, to the Subadvisory Agreement dated October 15, 2021, between Columbia Management Investment Advisers, LLC and Crabel Capital Management, LLC with respect to ASMF Offshore Fund, Ltd	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #393 on Form N-1A	(d)(22)(i)	2/25/2022

(6)	(a)(11) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Hotchkis and Wiley Capital Management, LLC., dated December 13, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #344 on Form N-1A	(d)(22)	2/13/2019

(6)	(a)(11)(i) Amendment No. 1 dated December 16, 2020, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Hotchkis and Wiley Capital Management, LLC,, dated December 13, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #384 on Form N-1A	(d)(21)(i)	2/25/2021

(6)	(a)(12) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Jacobs Levy Equity Management, Inc., effective July 18, 2022	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #395 on Form N-1A	(d)(23)	7/18/2022

(6)	(a)(13) Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc., dated November 23, 2021	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #392 on Form N-1A	(d)(19)	2/17/2022

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(13)(i) Amendment No. 1, dated September 9, 2022, to the Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc., dated November 23, 2021	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #399 on Form N-1A	(d)(19)(i)	10/3/2022

(6)	(a)(13)(ii) Amendment No. 2, dated March 27, 2025, to the Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc., dated November 23, 2021	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #427 on Form N-1A	(d)(13)(ii)	6/2/2025

(6)	(a)(13)(iii) Amendment No. 3, dated June 26, 2025, to the Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc., dated November 23, 2021	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #428 on Form N-1A	(d)(13)(iii)	7/25/2025

(6)	(a)(14) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #196 on Form N-1A	(d)(12)	5/30/2014

(6)	(a)(14)(i) Amendment No.1, dated March 9, 2016, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #256 on Form N-1A	(d)(14)(i)	4/11/2016

(6)	(a)(14)(ii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013 and amended March 9, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #369 on Form N-1A	(d)(9)(ii)	12/20/2019

(6)	(a)(14)(iii) Amendment No.3, dated March 11, 2020, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013 and amended March 9, 2016 and December 11, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #374 on Form N-1A	(d)(9)(iii)	4/27/2020

(6)	(a)(14)(iv) Amendment No.4, dated March 27, 2025, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013 and amended March 9, 2016 and December 11, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #427 on Form N-1A	(d)(14)(iv)	6/2/2025

(6)	(a)(15) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management LLC,, dated September 21, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #413 on Form N-1A	(d)(16)	2/26/2024

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(15)(i) Amendment No. 1, dated March 27, 2025 to Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management LLC, dated September 21, 2023	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #427 on Form N-1A	(d)(15)(i)	6/2/2025

(6)	(a)(15)(ii) Amendment No. 2, effective March 12, 2026, to Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management LLC, dated September 21, 2023 and amended March 27, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #434 on Form N-1A	(d)(15)(ii)	3/23/2026

(6)	(a)(16) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Manulife Asset Management (US) LLC,, effective August 16, 2017	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #304 on Form N-1A	(d)(17)	9/13/2017

(6)	(a)(17) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and MidOcean Credit Fund Management L.P., effective March 5, 2026	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #434 on Form N-1A	(d)(17)	3/23/2026

(6)	(a)(18) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #259 on Form N-1A	(d)(6)	5/16/2016

(6)	(a)(18)(i) Amendment No. 1, dated June 29, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #338 on Form N-1A	(d)(6)(i)	11/27/2018

(6)	(d)(18)(ii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #369 on Form N-1A	(d)(4)(ii)	12/20/2019

(6)	(a)(18)(iii) Amendment No. 3, dated November 1, 2022, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #400 on Form N-1A	(d)(4)(iii)	11/22/2022

(6)	(a)(19) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM Quantitative Solutions LLC (formerly known as QMA LLC), dated June 12, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(22)	9/24/2019

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(19)(i) Addendum to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM Quantitative Solutions LLC, dated June 12, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(22)(i)	9/24/2019

(6)	(a)(20) Subadvisory Agreement dated March 14, 2024, between Columbia Management Investment Advisers, LLC and Summit Partners Public Asset Management, LLC	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #418 on Form N-1A	(d)(20)	7/26/2024

(6)	(a)(21) Subadvisory Agreement dated January 1, 2026, to the Subadvisory agreement between Columbia Management Investment Advisers, LLC and TCW Investment Management Company LLC	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #432 on Form N-1A	(d)(21)	12/22/2025

(6)	(a)(22) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Voya Investment Management Co. LLC,, dated October 24, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #339 on Form N-1A	(d)(22)	12/6/2018

(6)	(a)(22)(i) Amendment No. 1, dated November 1, 2022, to Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Voya Investment Management Co. LLC, dated October 24, 2018	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #400 on Form N-1A	(d)(18)	11/22/2022

(6)	(a)(23) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF1 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), effective July 15, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(23)	9/24/2019

(6)	(a)(24) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF2 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund, effective July 3, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(24)	9/24/2019

(6)	(a)(25) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF3 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund, effective July 3, 2019	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #360 on Form N-1A	(d)(25)	9/24/2019

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(6)	(a)(26) Management Agreement between Columbia Management Investment Advisers, LLC and ASGM Offshore Fund, Ltd., a subsidiary of Multi- Manager Alternative Strategies Fund, effective January 1, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #248 on Form N-1A	(d)(22)	12/22/2015

(6)	(a)(27) Management Agreement between Columbia Management Investment Advisers, LLC and ASMF Offshore Fund, Ltd., a subsidiary of Multi- Manager Alternative Strategies Fund, effective January 1, 2016	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #248 on Form N-1A	(d)(23)	12/22/2015

(6)	(a)(28) Subadvisory Agreement, dated March 17, 2020, between Columbia Management Investment Advisers, LLC and Walter Scott & Partners Limited	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post- Effective Amendment #73 on Form N-1A	(d)(24)	5/15/2020

(6)	(a)(29) Amendment No. 1, dated June 27, 2024, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Walter Scott & Partners Limited, dated March 17, 2020	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post- Effective Amendment #419 on Form N-1A	(d)(24)(i)	8/23/2024

(7)	(a)(1) Distribution Agreement by and between the Registrant, Columbia Acorn Trust, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc., dated March 1, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #425 on Form N-1A	(e)(1)	4/1/2025

(7)	(a)(2)(i) Schedule I, effective March 27, 2025, and Schedule II as of September 7, 2010 to Distribution Agreement by and between the Registrant, Columbia Acorn Trust, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc., dated March 1, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #425 on Form N-1A	(e)(1)(i)	4/1/2025

(7)	(a)(3) Form of Mutual Fund Sales Agreement	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment 238 on Form N-1A	(e)(2)	6/27/2023

(8)	Deferred Compensation Plan adopted as of December 31, 2020	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #384 on Form N-1A	(f)	2/25/2021

(9)	(a)(1) Second Amended and Restated Master Global Custody Agreement between certain Funds and JP Morgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #124 on Form N-1A	(g)(2)	4/29/2011

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(9)	(a)(2) Addendum to Master Global Custody Agreement (related to Multi-Manager Alternative Strategies Fund, Multi- Manager Total Return Bond Strategies Fund, Multi-Manager Small Cap Equity Strategies Fund and Multi-Manager Growth Strategies Fund), dated March 9, 2012 and Addendum to Master Global Custody Agreement (related to Columbia Adaptive Risk Allocation Fund), dated June 11, 2012	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #196 on Form N-1A	(g)(2)	5/30/2014

(9)	(a)(3) Addendum to Master Global Custody Agreement (related to Columbia Multi Strategy Alternatives Fund), dated January 15, 2015	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #221 on Form N-1A	(g)(3)	2/27/2015

(9)	(a)(4) Side letter (related to the China Connect Service on behalf of Columbia Emerging Markets Fund and Columbia Greater China Fund), dated March 6, 2018, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #318 on Form N-1A	(g)(5)	3/29/2018

(9)	(a)(5) Addendum to Master Global Custody Agreement (related to Multi-Manager Directional Alternative Strategies Fund)	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #276 on Form N-1A	(g)(6)	9/30/2016

(9)	(a)(6) Addendum to Master Global Custody Agreement (related to Multi-Manager International Equity Strategies Fund)	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #324 on Form N-1A	(g)(9)	5/4/2018

(9)	(a)(7) Addendum to Master Global Custody Agreement (related to Overseas SMA Completion Portfolio)	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #364 on Form N-1A	(g)(10)	9/3/2019

(9)	(a)(8) Addendum to Master Global Custody Agreement (related to Multisector Bond SMA Completion Portfolio)	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #364 on Form N-1A	(g)(11)	10/25/2019

(9)	(a)(9) Addendum, effective April 1, 2016, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #297 on Form N-1A	(g)(7)	5/30/2017

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(9)	(a)(10) Addendum to Master Global Custody Agreement (related to Multi-Manager Large Cap Growth Strategies Fund)	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #425 on Form N-1A	(g)(10)	4/1/2025

(9)	(a)(11) Custody Agreement effective November 1, 2025, with State Street Bank and Trust Company	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(g)(6)	11/3/2025

(9)	(a)(11)(i) Additional Funds Supplement, effective May 18, 2026, to Custody Agreement effective November 1, 2025, with State Street Bank and Trust Company	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #437 on Form N-1A	(g)(11)(i)	6/25/2026

(10)	(a)(1) Amended and Restated Distribution Plan, as of July 1, 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #418 on Form N-1A	(m)(1)	7/26/2024

(10)	(a)(2) Amended and Restated Shareholder Servicing Plan, as of July 1, 2024, for certain Fund share classes of the Registrant	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #418 on Form N-1A	(m)(2)	7/26/2024

(10)	(a)(3) Shareholder Servicing Plan Implementation Agreement between Registrant and Columbia Management Investment Distributors, Inc.	Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #82 on Form N-1A	(m)(4)	5/28/2010

(10)	(a)(3)(i) Restated Schedule I, dated July 1, 2023, to Shareholder Servicing Plan Implementation Agreement, between the Registrant, Columbia Funds Series Trust and Columbia Management Investment Distributors, Inc.	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #406 on Form N-1A	(m)(5)(i)	7/26/2023

(11)	Opinion and consent of Ropes & Gray LLP as to the legality of the securities being registered	Filed herewith

(12)	Opinion and consent of Faegre Drinker Biddle & Reath LLP supporting the tax matters discussed in the Combined Information Statement/Prospectus	To be filed by amendment

(13)	(a)(1) Transfer and Dividend Disbursing Agent Agreement by and between Columbia Management Investment Services Corp., Columbia Acorn Trust, Columbia Credit Income Opportunities Fund, Columbia Funds Series Trust, Columbia Funds Series Trust I and Columbia Funds Series Trust II, dated April 1, 2025	Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #118 on Form N-1A	(h)(1)	4/4/2025

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)	(a)(1)(i) Schedule A and Schedule B, effective July 1, 2025, to the Transfer and Dividend Disbursing Agent Agreement by and between Columbia Management Investment Services Corp., Columbia Acorn Trust, Columbia Credit Income Opportunities Fund, Columbia Funds Series Trust, Columbia Funds Series Trust I and Columbia Funds Series Trust II, dated April 1, 2025	Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #118 on Form N-1A	(h)(1)(i)	7/18/2025

(13)	(b) Amended and Restated Credit Agreement, as of October 23, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(h)(8)	11/3/2025

(13	(c) Code of Ethics of Columbia Funds Board adopted under Rule 17j-1, effective March 2019	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #349 on Form N-1A	(p)(1)	4/25/2019

(13)	(d) Columbia Threadneedle Investments Global Personal Account Dealing and Code of Ethics, effective September 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #48 on Form N-1A	(p)(2)	12/17/2025

(13)	(e) Code of Ethics of AlphaSimplex Group, LLC, amended and restated April 1, 2026	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #436 on Form N-1A	(p)(3)	5/28/2026

(13)	(f) Code of Ethics of AQR Capital Management, LLC, effective March 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #417 on Form N-1A	(p)(5)	6/27/2024

(13)	(g) Code of Ethics of Arrowstreet Capital, Limited Partnership, effective February 1, 2026	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #436 on Form N-1A	(p)(5)	5/28/2026

(13)	(h) Code of Ethics of Baillie Gifford Overseas Limited, effective November 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #433 on Form N-1A	(p)(6)	2/26/2026

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)	(i) Code of Ethics of Boston Partners Global Investors Inc., effective May 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(7)	9/24/2025

(13)	(j) Code of Ethics of Causeway Capital Management LLC, June 30, 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(8)	9/24/2025

(13)	(k) Code of Ethics of Conestoga Capital Advisors, LLC, dated October 24, 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #425 on Form N-1A	(p)(9)	4/1/2025

(13)	(l) Code of Ethics of Crabel Capital Management, LLC, effective February 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #417 on Form N-1A	(p)(11)	6/27/2024

(13)	(m) Code of Ethics of Hotchkis and Wiley Capital Management, LLC, as of September 1, 2021	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #389 on Form N-1A	(p)(20)	11/23/2021

(13)	(n) Code of Ethics of Jacobs Levy Investment Management, Inc., effective January 2016	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #395 on Form N-1A	(p)(22)	7/18/2022

(13)	(o) Code of Ethics of J.P. Morgan Investment Management Inc., effective April 26, 2023	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #407 on Form N-1A	(p)(14)	8/24/2023

(13)	(p) Code of Ethics of Loomis, Sayles and Company, L.P., effective January 14, 2000, as amended December 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #433 on Form N-1A	(p)(14)	2/26/2026

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)	(q) Code of Ethics of Los Angeles Capital Management LLC, effective May 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(15)	9/24/2025

(13)	(r) Code of Ethics of Manulife Asset Management (US) LLC, effective January 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #417 on Form N-1A	(p)(17)	6/27/2024

(13)	(s) Code of Ethics of MidOcean Credit Fund Management, L.P.	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(17)	9/24/2025

(13)	(t) Code of Ethics of PGIM Quantitative Solutions LLC	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #392 on Form N-1A	(p)(20)	2/17/2022

(13)	(u)(i) Investment Adviser Code of Ethics of Prudential Financial (for PGIM, Inc.), dated January 31, 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #427 on Form N-1A	(p)(18)(i)	6/2/2025

(13)	(u)(ii) Personal Investing Standards of Prudential Financial, dated January 2026	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #436 on Form N-1A	(p)(19)(ii)	5/28/2026

(13)	(u)(iii) Insider Trading and Information Barrier Standards of Prudential Financial, revised June 24, 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(19)(iii)	9/24/2025

(13)	(u)(iii)(a) Updated Exhibit A for Insider Trading and Information Barrier Standards of Prudential Financial, revised June 24, 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #430 on Form N-1A	(p)(19)(iii)(a)	9/24/2025

(13)	(v) Code of Ethics of Summit Partners Public Asset Management, LLC, effective September 2024	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #421 on Form N-1A	(p)(20)	11/25/2024

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)	(w) Code of Ethics of TCW Investment Management Company LLC, dated September 2025	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #431 on Form N-1A	(p)(21)	11/24/2025

(13)	(x) Code of Ethics of Voya Investment Management Co. LLC, effective April 1, 2026	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #436 on Form N-1A	(p)(22)	5/28/2026

(13)	(y) BNY Mellon Code of Conduct (for Walter Scott & Partners Limited) revised January 15, 2026	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #436 on Form N-1A	(p)(23)	5/28/2026

(13)	(z) Master Inter-Fund Lending Agreement, dated May 1, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #179 on Form N-1A	(h)(11)	5/25/2018

(13)	(z)(i) Schedule A and Schedule B, effective July 1, 2025, to the Master Inter-Fund Lending Agreement dated May 1, 2018	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #428 on Form N-1A	(h)(10)(i)	7/25/2025

(13)	(aa) Fund of Funds Investment Agreement, dated August 10, 2023, between BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., iShares U.S. ETF Trust and Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust and Columbia Funds Variable Series Trust II	Incorporated by Reference	CFST I	2-99356	Post-Effective Amendment #407 on Form N-1A	(h)(11)	8/4/2023

(13)	(aa)(i) Schedule A, as amended May 27, 2025, to the Fund of Funds Investment Agreement, dated August 10, 2023, between BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., iShares U.S. ETF Trust and Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Series Trust II and Columbia Funds Variable Insurance Trust	Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #214 on Form N-1A	(h)(10)(i)	6/26/2025

Information About the Filing that Includes the Document that is Incorporated by Reference
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date

(13)	(bb) Fund of Funds Investment Agreement, dated December 21, 2021, between Fidelity Rutland Square Trust II and Columbia Funds Series Trust I and Columbia Funds Series Trust II	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #392 on Form N-1A	(h)(12)	2/17/2022

(13)	(cc) Rule 18f – 3 Multi-Class Plan, approved November 8, 2023, restated and amended March 1, 2025	Incorporated by Reference	CFST I	2-99356	Post- Effective Amendment #392 on Form N-1A	(h)(12)	2/17/2022

(14)	(a) Consent of Independent Registered Public Accounting Firm of Columbia Select Large Cap Growth Fund (PricewaterhouseCoopers LLP)	Filed herewith

(14)	(b) Consent of Independent Registered Public Accounting Firm of Columbia Large Cap Growth Opportunity Fund (PricewaterhouseCoopers LLP)	Filed herewith

(14)	(c) Consent of Independent Registered Public Accounting Firm of Columbia Cornerstone Growth Fund (PricewaterhouseCoopers LLP)	Filed herewith

(15)	Not applicable.

(16)	Trustees’ Power of Attorney to sign this Registration Statement and all amendments hereto	Filed herewith

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

EXHIBIT INDEX

Exhibit No.		Description

(4)		Agreement and Plan of Reorganization

(11)		Opinion and consent of Ropes & Gray LLP as to the legality of the securities being registered

(14)	(a)	Consent of Independent Registered Public Accounting Firm of Columbia Select Large Cap Growth Fund (PricewaterhouseCoopers LLP)

(14)	(b)	(b) Consent of Independent Registered Public Accounting Firm of Columbia Large Cap Growth Opportunity Fund (PricewaterhouseCoopers LLP)

(14)	(c)	Consent of Independent Registered Public Accounting Firm of Columbia Cornerstone Growth Fund (PricewaterhouseCoopers LLP)

(16)		Trustees’ Power of Attorney to sign this Registration Statement and all amendments hereto

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, COLUMBIA FUNDS SERIES TRUST I, by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of July 2026.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of July 2026.

Signature	Capacity	Signature	Capacity

/s/ Michael G. Clarke	President (Principal Executive Officer)	/s/ Douglas A. Hacker*	Trustee
Michael G. Clarke		Douglas A. Hacker

/s/ Charles Chiesa	Chief Financial Officer, Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Ryan C. Larrenaga	Trustee
Charles Chiesa		Ryan C. Larrenaga

/s/ Pamela G. Carlton*	Chair of the Board	/s/Amrit Kanwal*	Trustee
Pamela G. Carlton		Amrit Kanwal

/s/ George S. Batejan*	Trustee	/s/ Nancy T. Lukitsh*	Trustee
George S. Batejan		Nancy T. Lukitsh

/s/ Kathleen A. Blatz*	Trustee	/s/ Jeninne C. McGee*	Trustee
Kathleen A. Blatz		Jeninne C. McGee

/s/ Janet Langford Carrig*	Trustee	/s/ David M. Moffett*	Trustee
Janet Langford Carrig		David M. Moffett

/s/ J. Kevin Connaughton*	Trustee	/s/ Catherine James Paglia*	Trustee
J. Kevin Connaughton		Catherine James Paglia

/s/ Olive M. Darragh*	Trustee	/s/ Natalie A. Trunow*	Trustee
Olive M. Darragh		Natalie A. Trunow

/s/ Brian J. Gallagher*	Trustee	/s/ Sandra L. Yeager*	Trustee
Brian J. Gallagher		Sandra L. Yeager

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**

Executed by Ryan C. Larrenaga on behalf of each applicable Trustee pursuant to a Power of Attorney incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed herewith.